UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small Cap Fund	ARTJX	N/A	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Value Fund	ARTLX	APDLX	APHLX

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
5	Artisan Emerging Markets Fund
8	Artisan Global Equity Fund
11	Artisan Global Opportunities Fund
13	Artisan Global Value Fund
15	Artisan High Income Fund
20	Artisan International Fund
23	Artisan International Small Cap Fund
25	Artisan International Value Fund
28	Artisan Mid Cap Fund
31	Artisan Mid Cap Value Fund
34	Artisan Small Cap Fund
36	Artisan Value Fund

38	STATEMENTS OF ASSETS AND LIABILITIES

42	STATEMENTS OF OPERATIONS
46	STATEMENTS OF CHANGES IN NET ASSETS

54	FINANCIAL HIGHLIGHTS

67	NOTES TO FINANCIAL STATEMENTS

100	SHAREHOLDER EXPENSE EXAMPLE

105	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

106	PROXY VOTING POLICIES AND PROCEDURES

106	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.7%

ARGENTINA - 0.6%
Grupo Supervielle S.A. (DR)(1)	409,640	$6,964

BRAZIL - 12.7%
Cielo S.A.	3,083,100	27,880
Hypermarcas S.A.	3,675,300	34,046
Kroton Educacional S.A.	12,257,800	51,998
Lojas Renner S.A.	1,240,113	11,012
Qualicorp S.A.	4,316,400	28,472

		153,408
CHINA - 21.0%
Alibaba Group Holding Ltd. (DR)(1)	484,962	52,293
Baidu, Inc. (DR)(1)	123,890	21,373
Hangzhou Hikvision Digital Technology Co., Ltd.	4,298,332	19,896
Kweichow Moutai Co., Ltd., Class A	433,289	24,293
Shanghai International Airport Co., Ltd., Class A	7,710,798	33,543
Sinopharm Group Co., Ltd., Class H	6,729,100	31,215
Tencent Holdings Ltd.	1,555,200	44,586
Yum China Holdings, Inc.(1)	1,008,046	27,419

		254,618
EGYPT - 0.3%
Commercial International Bank Egypt S.A.E. (2)	775,013	3,225

FRANCE - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	51,957	11,410

HONG KONG - 6.4%
AIA Group Ltd.	7,923,700	49,959
Sands China Ltd.	6,086,100	28,193

		78,152
INDIA - 9.5%
Aurobindo Pharma Ltd.	1,382,035	14,366
Dish TV India Ltd.(1)	18,148,452	29,975
Eicher Motors Ltd.	43,321	16,992
HDFC Bank Ltd. (DR)	524,071	39,421
PVR Ltd.	652,769	14,364

		115,118
INDONESIA - 1.8%
Matahari Department Store Tbk PT	14,047,300	13,889
Media Nusantara Citra Tbk PT	59,203,400	8,219

		22,108
KOREA - 0.5%
Cosmax, Inc.	54,411	6,617

MALAYSIA - 0.4%
My EG Services Bhd	11,163,300	4,667

MEXICO - 2.9%
Grupo Televisa S.A.B. (DR)	1,349,730	35,012

NETHERLANDS - 1.9%
Unilever N.V. (DR)	460,271	22,867

PANAMA - 0.8%
Copa Holdings S.A., Class A(3)	85,808	9,632

PERU - 1.4%
Credicorp Ltd.	101,960	16,650

PHILIPPINES - 1.0%
Puregold Price Club, Inc.	13,628,100	11,869

RUSSIA - 7.6%
Magnit PJSC (DR)	1,444,959	55,197
Sberbank of Russia PJSC (DR)	1,127,363	13,010
Yandex N.V., Class A(1)	1,082,728	23,744

		91,951
SAUDI ARABIA - 0.6%
Al Tayyar Travel Group, Equity-Linked Security(1)(2)(3)(4)(5)	891,788	7,305

SOUTH AFRICA - 2.1%
Mr Price Group Ltd.	1,726,647	20,579
Pioneer Foods Group Ltd.	415,417	5,468

		26,047
TAIWAN - 0.8%
Largan Precision Co., Ltd.	64,300	10,129

THAILAND - 2.1%
Siam Commercial Bank PCL(2)	5,429,600	25,756

UNITED ARAB EMIRATES - 1.8%
Emaar Properties PJSC(2)	11,253,040	22,412

UNITED KINGDOM - 2.1%
Reckitt Benckiser Group plc	277,276	25,312

2	Artisan Partners Funds

	Shares Held	Value
UNITED STATES - 12.5%
China Biologic Products, Inc.(1)	370,153	$37,063
Delphi Automotive plc	96,646	7,779
EPAM Systems, Inc.(1)	150,076	11,334
Facebook, Inc., Class A(1)	310,227	44,068
Kansas City Southern	218,575	18,745
MercadoLibre, Inc.	51,600	10,912
Visa, Inc., Class A	242,060	21,512

		151,413

Total common stocks and equity-linked security (Cost $948,985)		1,112,642
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $91,602 (Cost $91,601)(6)	$91,601	$91,601

Total investments - 99.3% (Cost $1,040,586)		1,204,243

Other assets less liabilities - 0.7%		8,840

Total net assets - 100.0%(7)		$1,213,083

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $58,698, or 4.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

(3)	Non-voting shares.
(4)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015- 2/28/2017	$9,440	$7,305	0.6%

(5)

Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$93,435

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$267,154	22.2%
Consumer Staples	151,623	12.6
Financials	154,985	12.9
Health Care	145,162	12.0
Industrials	78,912	6.5
Information Technology	292,394	24.3
Real Estate	22,412	1.9
Short-term investments	91,601	7.6

Total investments	$1,204,243	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$153,408	12.7%
British pound	25,312	2.1
Chinese yuan renminbi offshore	77,732	6.5
Egyptian pound	3,225	0.3
Euro	34,277	2.8
Hong Kong dollar	153,953	12.8
Indian rupee	75,697	6.3
Indonesian rupiah	22,108	1.8
Korean won	6,617	0.5
Malaysian ringgit	4,667	0.4
Philippine peso	11,869	1.0
South African rand	26,047	2.2
Taiwan dollar	10,129	0.8
Thai baht	25,756	2.1
U.S. dollar	551,034	45.8
UAE dirham	22,412	1.9

Total investments	$1,204,243	100.0%

Artisan Partners Funds	3

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Magnit PJSC	Russia	4.6%
Alibaba Group Holding Ltd.	China	4.3
Kroton Educacional S.A.	Brazil	4.3
AIA Group Ltd.	Hong Kong	4.1
Tencent Holdings Ltd.	China	3.7
Facebook, Inc.	United States	3.6
HDFC Bank Ltd.	India	3.2
China Biologic Products, Inc.	United States	3.1
Grupo Televisa S.A.B.	Mexico	2.9
Hypermarcas S.A.	Brazil	2.8

Total		36.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.3%

ARGENTINA - 4.3%
Grupo Supervielle S.A. (DR)(1)	40,059	$681
Pampa Energia S.A. (DR)(1)	11,279	612
YPF S.A. (DR)	22,532	547

		1,840
BRAZIL - 6.4%
Cosan S.A. Industria e Comercio	20,500	255
CVC Brasil Operadora e Agencia de Viagens S.A.	39,663	366
GAEC Educacao S.A.	58,700	251
Hypermarcas S.A.	41,638	386
Linx S.A.	70,400	373
Petroleo Brasileiro S.A.(1)	92,789	449
Vale S.A.	64,613	615

		2,695
CHILE - 2.1%
Empresa Nacional de Telecomunicaciones S.A.(1)	29,014	352
SACI Falabella	62,360	520

		872
CHINA - 17.8%
Ajisen China Holdings Ltd.	560,913	218
Alibaba Group Holding Ltd. (DR)(1)	14,593	1,573
Baidu, Inc. (DR)(1)	4,225	729
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	–
China Life Insurance Co., Ltd., Class H	162,800	500
China Petroleum & Chemical Corp., Class H	649,453	526
China Traditional Chinese Medicine Holdings Co., Ltd.	590,000	325
Digital China Holdings Ltd.	502,460	441
GOME Electrical Appliances Holding Ltd.	1,639,288	224
Noah Holdings Ltd. (DR)(1)	20,977	532
Sino Biopharmaceutical Ltd.	821,000	676
Sinopharm Group Co., Ltd., Class H	122,900	570
Sinotrans Ltd., Class H	565,341	264
Wisdom Sports Group(1)	801,839	190
Zhuzhou CRRC Times Electric Co., Ltd., Class H	142,015	755

		7,523
CZECH REPUBLIC - 0.9%
Moneta Money Bank AS(1)	111,952	379

GERMANY - 0.3%
Rocket Internet SE(1)	7,792	133

GREECE - 0.8%
JUMBO S.A.	20,692	326

HONG KONG - 1.2%
AIA Group Ltd.	80,665	509

INDIA - 6.9%
Aurobindo Pharma Ltd.	26,831	279
Dr Reddy’s Laboratories Ltd.	2,551	103
Godrej Consumer Products Ltd.	12,468	323
Havells India Ltd.	49,397	353
ICICI Bank Ltd.	170,720	727
Kajaria Ceramics Ltd.	41,665	375
Reliance Industries Ltd.(1)	37,295	758

		2,918
INDONESIA - 4.4%
Astra International Tbk PT	794,170	514
Bank Negara Indonesia Persero Tbk PT	894,718	435
Cikarang Listrindo Tbk PT	3,064,700	299
Hanjaya Mandala Sampoerna Tbk PT	639,450	187
Indofood CBP Sukses Makmur Tbk PT	691,000	423

		1,858
KAZAKHSTAN - 0.4%
KCell JSC (DR)	52,986	191

KENYA - 0.8%
Equity Group Holdings Ltd.	1,097,700	351

KOREA - 6.9%
Hanssem Co., Ltd.	1,353	266
KB Financial Group, Inc.	8,374	367
Kia Motors Corp.	13,016	431
Korea Electric Power Corp.	5,968	248
LG Chem Ltd.	1,598	420
Medy-Tox, Inc.	552	228
Naver Corp.	290	222
Samsung Biologics Co., Ltd.(1)	2,098	325
Shinhan Financial Group Co., Ltd.	9,656	402

		2,909
MALAYSIA - 0.7%
AirAsia BHD	435,500	309

MEXICO - 3.0%
Alsea S.A.B. de C.V.	114,352	382
Cemex S.A.B. de C.V., UNIT(1)	689,344	625
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	199,600	279

		1,286

Artisan Partners Funds	5

	Shares Held	Value
PERU - 1.6%
Credicorp Ltd.	2,768	$452
Grana y Montero S.A. (DR)	69,173	217

		669
POLAND - 0.6%
Eurocash S.A.	33,453	269

RUSSIA - 5.5%
Detsky Mir PJSC	279,549	437
Lukoil PJSC (DR)	8,554	453
Magnit PJSC(2)	3,146	517
MMC Norilsk Nickel PJSC (DR)	26,782	421
Moscow Exchange MICEX-RTS PJSC(2)	108,880	216
Yandex N.V., Class A(1)	12,170	267

		2,311
SOUTH AFRICA - 4.1%
FirstRand Ltd.	122,509	424
Naspers Ltd., Class N	5,802	1,001
Woolworths Holdings Ltd.	59,540	310

		1,735
SWITZERLAND - 0.8%
Dufry AG(1)	2,128	324

TAIWAN - 9.8%
E Ink Holdings, Inc.	261,000	227
Hon Hai Precision Industry Co., Ltd.	265,508	796
MediaTek, Inc.	54,794	388
Sunny Friend Environmental Technology Co., Ltd.	118,000	568
Taiwan Semiconductor Manufacturing Co., Ltd.	350,647	2,184

		4,163
THAILAND - 0.8%
Bangkok Bank PCL (DR)	62,000	327

TURKEY - 2.1%
Akbank TAS	211,323	496
Turkiye Sinai Kalkinma Bankasi AS	980,643	372

		868
UNITED ARAB EMIRATES - 1.4%
NMC Health plc	25,936	575

UNITED KINGDOM - 1.7%
Randgold Resources Ltd.	8,079	705

Total common stocks (Cost $33,364)		36,045

PREFERRED STOCKS - 12.1%

BRAZIL - 2.5%
Cia Energetica de Minas Gerais(4)	114,600	378
Itau Unibanco Holding S.A.(4)	56,835	688

		1,066
COLOMBIA - 0.8%
Bancolombia S.A.(4)	33,990	339

KOREA - 6.8%
Samsung Electronics Co., Ltd.(4)	2,002	2,870

RUSSIA - 2.0%
Sberbank of Russia PJSC(2)(4)	391,671	841

Total preferred stocks (Cost $3,353)		5,116
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $1,580 (Cost $1,580)(5)	$1,580	$1,580

Total investments - 101.1% (Cost $38,297)		42,741

Other assets less liabilities - (1.1)%		(482)

Total net assets - 100.0%(6)		$42,259

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,574, or 3.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$1,613

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

6	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$5,760	13.5%
Consumer Staples	1,719	4.0
Energy	2,988	7.0
Financials	9,038	21.1
Health Care	3,467	8.1
Industrials	3,120	7.3
Information Technology	10,203	23.9
Materials	2,786	6.5
Telecommunication Services	543	1.3
Utilities	1,537	3.6
Short-term investments	1,580	3.7

Total investments	$42,741	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,761	8.8%
British pound	1,280	3.0
Chilean peso	872	2.0
Colombian peso	339	0.8
Czech koruna	379	0.9
Euro	459	1.1
Hong Kong dollar	5,198	12.2
Indian rupee	2,918	6.8
Indonesian rupiah	1,858	4.4
Kenyan shilling	351	0.8
Korean won	5,779	13.5
Malaysian ringgit	309	0.7
Mexican peso	1,286	3.0
Polish zloty	269	0.6
South African rand	1,735	4.1
Swiss franc	324	0.8
Taiwan dollar	4,163	9.7
Thai baht	327	0.8
Turkish lira	868	2.0
U.S. dollar	10,266	24.0

Total investments	$42,741	100.0%

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.2
Alibaba Group Holding Ltd.	China	3.7
Naspers Ltd.	South Africa	2.4
Sberbank of Russia PJSC	Russia	2.0
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.9
Reliance Industries Ltd.	India	1.8
Zhuzhou CRRC Times Electric Co., Ltd.	China	1.8
Baidu, Inc.	China	1.7
ICICI Bank Ltd.	India	1.7

Total		29.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

AUSTRALIA - 1.3%
Westpac Banking Corp.	124,183	$3,326

CANADA - 2.8%
Canadian Pacific Railway Ltd.	48,629	7,144

CHILE - 1.2%
Enel Americas S.A. (DR)	285,049	2,962

CHINA - 2.3%
Alibaba Group Holding Ltd. (DR)(1)	41,153	4,438
Yum China Holdings, Inc.(1)	53,400	1,452

		5,890
DENMARK - 1.8%
Genmab AS(1)	14,361	2,766
ISS AS	49,539	1,873

		4,639
FRANCE - 5.3%
AXA S.A.	144,124	3,729
Natixis S.A.	550,581	3,393
Vallourec S.A.(1)	956,529	6,351

		13,473
GERMANY - 12.3%
Commerzbank AG	454,222	4,108
Deutsche Boerse AG	93,201	8,542
Linde AG	21,015	3,500
SAP SE	5,141	504
Vonovia SE	135,287	4,767
Wirecard AG	177,499	9,827

		31,248
HONG KONG - 0.8%
AIA Group Ltd.	337,995	2,131

ITALY - 1.8%
Intesa Sanpaolo S.p.A.	1,081,421	2,937
Poste Italiane S.p.A.	186,324	1,243
UniCredit S.p.A.	29,325	452

		4,632
JAPAN - 5.0%
Calbee, Inc.	47,500	1,619
Japan Tobacco, Inc.	94,800	3,081
Nitori Holdings Co., Ltd.	25,478	3,220
Nomura Holdings, Inc.	473,500	2,943
Sumitomo Mitsui Financial Group, Inc.	47,100	1,711

		12,574
KOREA - 1.5%
Samsung SDI Co., Ltd.	30,677	$3,786

MEXICO - 0.6%
Becle S.A.B. de C.V.(1)	787,800	1,397
Wal-Mart de Mexico S.A.B. de C.V.	81,500	188

		1,585
NETHERLANDS - 5.6%
ING Groep N.V.	512,432	7,746
InterXion Holding N.V.(1)	164,595	6,512

		14,258
SWITZERLAND - 1.5%
Nestle S.A.	48,987	3,758

TAIWAN - 3.9%
Ginko International Co., Ltd.	546,000	5,002
Taiwan Semiconductor Manufacturing Co., Ltd.	780,000	4,859

		9,861
THAILAND - 0.2%
Thai Beverage PCL	545,000	366

UNITED STATES - 50.3%
Adobe Systems, Inc.(1)	17,150	2,232
Aetna, Inc.	46,247	5,899
Albemarle Corp.	2,379	251
Alphabet, Inc., Class A(1)	4,630	3,925
Alphabet, Inc., Class C(1)(2)	8,875	7,362
Amazon.com, Inc.(1)	10,220	9,060
Aon plc	37,604	4,463
CDK Global, Inc.	43,009	2,796
Celgene Corp.(1)	63,464	7,897
Comcast Corp., Class A	185,265	6,964
Dollar Tree, Inc.(1)	36,930	2,898
Facebook, Inc., Class A(1)	46,897	6,662
Fidelity National Information Services, Inc.	52,051	4,144
FleetCor Technologies, Inc.(1)	24,662	3,735
Harris Corp.	34,172	3,802
Home Depot, Inc.	43,892	6,445
Intercontinental Exchange, Inc.	43,289	2,592
Lowe’s Cos., Inc.	50,913	4,186
M&T Bank Corp.	33,069	5,117
MasterCard, Inc., Class A	90,524	10,181
Monster Beverage Corp.(1)	50,576	2,335
Pandora Media, Inc.(1)	134,670	1,590
Priceline Group, Inc.(1)	2,208	3,930
Sealed Air Corp.	49,297	2,148

8	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
ServiceNow, Inc.(1)	57,593	$5,038
Sherwin-Williams Co.	8,850	2,745
Synchrony Financial	102,332	3,510
Wells Fargo & Co.	102,854	5,725

		127,632

Total common stocks (Cost $216,103)		249,265
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $4,732 (Cost $4,732)(3)	$4,732	$4,732

Total investments - 100.1% (Cost $220,835)		253,997

Other assets less liabilities - (0.1)%		(225)

Total net assets - 100.0%(4)		$253,772

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$4,829

(4)Percentages	for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$38,155	15.0%
Consumer Staples	12,744	5.0
Energy	6,351	2.5
Financials	63,668	25.1
Health Care	21,564	8.5
Industrials	9,017	3.5
Information Technology	81,393	32.0
Materials	8,644	3.4
Real Estate	4,767	1.9
Utilities	2,962	1.2
Short-term investments	4,732	1.9

Total investments	$253,997	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$3,326	1.3%
Danish krone	4,639	1.8
Euro	57,099	22.5
Hong Kong dollar	2,131	0.8
Japanese yen	12,574	5.0
Korean won	3,786	1.5
Mexican peso	1,585	0.6
Singapore dollar	366	0.1
Swiss franc	3,758	1.5
Taiwan dollar	9,861	3.9
U.S. dollar	154,872	61.0

Total investments	$253,997	100.0%

Artisan Partners Funds	9

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.5%
MasterCard, Inc.	United States	4.0
Wirecard AG	Germany	3.9
Amazon.com, Inc.	United States	3.6
Deutsche Boerse AG	Germany	3.4
Celgene Corp.	United States	3.1
ING Groep N.V.	Netherlands	3.0
Canadian Pacific Railway Ltd.	Canada	2.8
Comcast Corp.	United States	2.7
Facebook, Inc.	United States	2.6

Total		33.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

10	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.5%

AUSTRALIA - 4.8%
James Hardie Industries plc (DR)	2,783,979	$43,751
Treasury Wine Estates Ltd.	5,977,898	55,856

		99,607
BRAZIL - 0.5%
Kroton Educacional S.A.	2,336,500	9,912

CHINA - 2.2%
Tencent Holdings Ltd.	1,557,417	44,649

DENMARK - 3.3%
Genmab AS (1)	349,161	67,243

FRANCE - 1.7%
Eurofins Scientific SE	78,606	34,201

GERMANY - 2.8%
Brenntag AG	760,712	42,646
SAP SE	158,116	15,515

		58,161
HONG KONG - 2.6%
Hong Kong Exchanges and Clearing Ltd.	668,558	16,827
Sands China Ltd.	7,776,889	36,025

		52,852
INDIA - 1.3%
HDFC Bank Ltd. (DR)	351,723	26,457

JAPAN - 7.7%
Keyence Corp.	68,300	27,350
Lion Corp.	1,374,000	24,708
Nintendo Co., Ltd.	145,026	33,654
Shiseido Co., Ltd.	1,509,618	39,730
Stanley Electric Co., Ltd.	1,204,746	34,358

		159,800
MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	238,706	21,130

NETHERLANDS - 2.3%
ASML Holding N.V. (DR)	359,255	47,709

SOUTH AFRICA - 1.3%
Bid Corp. Ltd.	1,356,407	26,256

SWITZERLAND - 0.5%
Temenos Group AG(1)	142,335	$11,311

UNITED KINGDOM - 5.3%
ASOS plc(1)	407,398	30,855
Auto Trader Group plc	5,871,403	28,859
Direct Line Insurance Group plc	1,915,565	8,338
Intertek Group plc	843,455	41,573

		109,625
UNITED STATES - 57.2%
Alphabet, Inc., Class A(1)	94,611	80,211
Alphabet, Inc., Class C(1)(2)	60,669	50,329
Anthem, Inc.	255,124	42,192
Bank of America Corp.	1,784,359	42,093
Boston Scientific Corp.(1)	3,045,499	75,742
Broadcom Ltd.	192,233	42,091
DexCom, Inc.(1)	340,195	28,825
Ecolab, Inc.	333,447	41,794
Electronic Arts, Inc.(1)	346,671	31,034
Facebook, Inc., Class A(1)	474,039	67,337
Helmerich & Payne, Inc.	185,621	12,357
IHS Markit Ltd.(1)	4,531,163	190,082
LKQ Corp.(1)	1,771,834	51,862
Noble Energy, Inc.	1,135,883	39,006
Pioneer Natural Resources Co.	230,177	42,866
Priceline Group, Inc.(1)	23,715	42,212
Regeneron Pharmaceuticals, Inc.(1)	158,019	61,234
S&P Global, Inc.	511,096	66,821
salesforce.com, Inc.(1)	374,325	30,878
State Street Corp.	399,524	31,806
Visa, Inc., Class A	1,211,583	107,673

		1,178,445

Total common stocks (Cost $1,478,565)		1,947,358

Artisan Partners Funds	11

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $94,402 (Cost $94,401)(3)	$94,401	$94,401

Total investments - 99.1% (Cost $1,572,966)		2,041,759

Other assets less liabilities - 0.9%		19,296

Total net assets - 100.0%(4)		$2,061,055

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$3,178
U.S. Treasury Bond	3.125%	8/15/2044	93,120

			$96,298

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$205,224	10.1%
Consumer Staples	167,680	8.2
Energy	94,229	4.6
Financials	192,342	9.4
Health Care	309,437	15.2
Industrials	274,301	13.4
Information Technology	618,600	30.3
Materials	85,545	4.2
Short-term investments	94,401	4.6

Total investments	$2,041,759	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$99,607	4.9%
Brazilian real	9,912	0.5
British pound	109,625	5.4
Danish krone	67,243	3.3
Euro	92,362	4.5
Hong Kong dollar	97,501	4.8
Japanese yen	159,800	7.8
South African rand	26,256	1.3
Swiss franc	11,311	0.5
U.S. dollar	1,368,142	67.0

Total investments	$2,041,759	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2017 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	8/1/2017	JPY	3,511,455	USD	31,114	$(584)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	9.2%
Alphabet, Inc.	United States	6.3
Visa, Inc.	United States	5.2
Boston Scientific Corp.	United States	3.7
Facebook, Inc.	United States	3.3
Genmab AS	Denmark	3.3
S&P Global, Inc.	United States	3.2
Regeneron Pharmaceuticals, Inc.	United States	3.0
Treasury Wine Estates Ltd.	Australia	2.7
LKQ Corp.	United States	2.5

Total		42.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.9%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	510,773	$46,370

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	5,377,050	79,849

CANADA - 1.4%
Imperial Oil Ltd.	1,253,656	38,199

CHINA - 3.1%
Baidu, Inc. (DR)(1)	483,435	83,402

DENMARK - 3.9%
Carlsberg AS, Class B	501,942	46,353
ISS AS	1,544,157	58,391

		104,744
JAPAN - 0.3%
Sugi Holdings Co., Ltd.	160,400	7,362

KOREA - 5.6%
Kia Motors Corp.	741,694	24,573
Samsung Electronics Co., Ltd.	68,539	126,254

		150,827
NETHERLANDS - 3.6%
Akzo Nobel N.V.	67,415	5,590
ING Groep N.V.	4,651,309	70,312
Koninklijke Philips N.V.	465,679	14,968
Unilever N.V. (DR)	155,904	7,746

		98,616
NORWAY - 1.0%
Orkla ASA	2,889,174	25,876

SWITZERLAND - 7.5%
ABB Ltd.(1)	3,812,544	89,181
Cie Financiere Richemont S.A.	527,054	41,674
Pargesa Holding S.A.	2,453	173
UBS Group AG	4,501,660	72,043

		203,071
UNITED KINGDOM - 10.9%
Amec Foster Wheeler plc	3,091,367	20,586
Compass Group plc	1,334,455	25,179
Diageo plc	962,774	27,545
IMI plc	1,261,286	18,853
Lloyds Banking Group plc	79,367,194	65,948
UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland Group plc (1)	24,780,829	$75,167
Tesco plc(1)	25,919,117	60,272
Unilever plc	28,906	1,427

		294,977
UNITED STATES - 45.0%
Alphabet, Inc., Class A(1)	36,831	31,225
Alphabet, Inc., Class C(1)(2)	25,216	20,918
American Express Co.	777,235	61,487
Aon plc	379,244	45,013
Arch Capital Group Ltd.(1)	1,078,376	102,198
Bank of New York Mellon Corp.	2,081,764	98,322
Cisco Systems, Inc.	1,711,729	57,856
Citigroup, Inc.	1,691,874	101,208
Citizens Financial Group, Inc.	1,416,881	48,953
FedEx Corp.	194,878	38,031
Johnson & Johnson	552,477	68,811
Marsh & McLennan Cos., Inc.	1,190,707	87,981
Medtronic plc	1,025,319	82,600
Microsoft Corp.	1,189,598	78,347
Oracle Corp.	2,070,536	92,367
Progressive Corp.	1,037,676	40,656
QUALCOMM, Inc.	1,380,500	79,158
TE Connectivity Ltd.	533,416	39,766
United Technologies Corp.	391,983	43,984

		1,218,881

Total common stocks (Cost $1,976,153)		2,352,174
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $345,012 (Cost $345,009)(3)	$345,009	$345,009

Total investments - 99.7% (Cost $2,321,162)		2,697,183

Other assets less liabilities - 0.3%		9,053

Total net assets - 100.0%(4)		$2,706,236

(1)	Non-income producing security.

Artisan Partners Funds	13

(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$7,129
U.S. Treasury Bond	3.375%	5/15/2044	344,784

			$351,913

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$91,426	3.4%
Consumer Staples	176,581	6.5
Energy	58,785	2.2
Financials	915,831	33.9
Health Care	151,411	5.6
Industrials	263,408	9.8
Information Technology	609,293	22.6
Materials	5,590	0.2
Telecommunication Services	79,849	3.0
Short-term investments	345,009	12.8

Total investments	$2,697,183	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$294,977	10.9%
Canadian dollar	38,199	1.4
Danish krone	104,744	3.9
Euro	144,986	5.4
Japanese yen	7,362	0.3
Korean won	150,827	5.6
Norwegian krone	25,876	1.0
Swiss franc	203,071	7.5
U.S. dollar	1,727,141	64.0

Total investments	$2,697,183	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2017 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	5/15/2017	CNH	334,600	USD	47,962	$(568)
State Street Bank and Trust Company	5/15/2017	CNH	76,779	USD	10,989	(147)
State Street Bank and Trust Company	5/15/2017	CNH	75,260	USD	10,910	(6)

						$(721)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.7%
Arch Capital Group Ltd.	United States	3.8
Citigroup, Inc.	United States	3.7
Bank of New York Mellon Corp.	United States	3.6
Oracle Corp.	United States	3.4
ABB Ltd.	Switzerland	3.3
Marsh & McLennan Cos., Inc.	United States	3.3
Baidu, Inc.	China	3.1
Medtronic plc	United States	3.1
Telefonica Brasil S.A.	Brazil	2.9

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 73.1%

AGRICULTURE - 0.6%
Pinnacle Operating Corp., 9.00%, 5/15/2023(1)(2)(3)	$13,301	$13,234

BUILDING MATERIALS - 1.2%
Ply Gem Industries, Inc., 6.50%, 2/1/2022	19,165	20,062
6.50%, 2/1/2022	6,050	6,272

		26,334
CHEMICALS - 1.9%
CF Industries, Inc., 3.45%, 6/1/2023	16,945	16,013
5.38%, 3/15/2044	28,500	24,866

		40,879
COMMERCIAL SERVICES - 1.4%
Gartner, Inc., 5.13%, 4/1/2025(4)	9,600	9,780
IHS Markit Ltd., 4.75%, 2/15/2025(4)	7,000	7,210
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025(4)(5)	13,513	13,817

		30,807
DISTRIBUTION/WHOLESALE - 2.4%
HD Supply, Inc., 5.75%, 4/15/2024(4)	48,200	50,697

DIVERSIFIED FINANCIAL SERVICES - 4.7%
Alliance Data Systems Corp., 5.38%, 8/1/2022(4)	15,925	16,045
6.38%, 4/1/2020(4)	14,306	14,556
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(4)	35,830	32,785
NFP Corp., 9.00%, 7/15/2021(4)	26,340	27,837
Quicken Loans, Inc., 5.75%, 5/1/2025(4)	10,000	9,825

		101,048
ENGINEERING & CONSTRUCTION - 0.5%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022(4)	10,000	10,575

ENTERTAINMENT - 1.5%
Scientific Games International, Inc., 6.25%, 9/1/2020	11,300	10,707
10.00%, 12/1/2022	20,000	21,325

		32,032
FOOD - 1.2%
Lamb Weston Holdings, Inc., 4.63%, 11/1/2024(4)	11,000	11,220
FOOD (CONTINUED)
4.88%, 11/1/2026(4)	$15,200	$15,504

		26,724
HEALTHCARE-SERVICES - 3.7%
HCA, Inc., 5.25%, 6/15/2026	15,000	15,714
5.38%, 2/1/2025	17,000	17,680
MEDNAX, Inc., 5.25%, 12/1/2023(4)	9,000	9,180
Opal Acquisition, Inc., 8.88%, 12/15/2021(4)	41,715	36,292

		78,866
INSURANCE - 10.0%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023(4)	11,250	11,805
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019(4)	26,926	26,926
HUB International Ltd., 7.88%, 10/1/2021(4)	38,723	40,369
USI, Inc., 7.75%, 1/15/2021(4)	95,191	96,857
York Risk Services Holding Corp., 8.50%, 10/1/2022(4)	42,097	39,361

		215,318
MACHINERY-DIVERSIFIED - 1.3%
Cloud Crane LLC, 10.13%, 8/1/2024(4)	7,066	7,543
SPX FLOW, Inc., 5.63%, 8/15/2024(4)	10,000	10,087
5.88%, 8/15/2026(4)	10,000	10,088

		27,718
MEDIA - 10.6%
Altice Financing S.A., 6.63%, 2/15/2023(4)(5)	1,000	1,040
Altice Finco S.A., 7.63%, 2/15/2025(4)(5)	4,040	4,151
Cablevision Systems Corp., 5.88%, 9/15/2022	15,000	15,131
8.00%, 4/15/2020	20,767	22,999
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/2027(4)	17,000	17,117
5.50%, 5/1/2026(4)	63,080	65,288
5.88%, 4/1/2024(4)	5,000	5,275
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/2025(4)	2,000	2,211
CSC Holdings LLC, 5.50%, 4/15/2027(4)	10,000	10,163
Radio One, Inc., 9.25%, 2/15/2020(4)	6,000	5,790
Univision Communications, Inc., 5.13%, 2/15/2025(4)	28,321	27,861
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(4)(5)	17,917	18,029
5.50%, 8/15/2026(4)(5)	15,555	15,788
Ziggo Bond Finance BV, 6.00%, 1/15/2027(4)(5)	13,000	12,935

Artisan Partners Funds	15

	Principal Amount	Value
MEDIA (CONTINUED)
Ziggo Secured Finance BV, 5.50%, 1/15/2027(4)(5)	$5,000	$5,000

		228,778
MISCELLANEOUS MANUFACTURING - 0.9%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022(4)	18,400	18,722

OIL & GAS - 7.4%
Callon Petroleum Co., 6.13%, 10/1/2024(4)	18,500	19,240
Endeavor Energy Resources L.P. / EER Finance, Inc., 7.00%, 8/15/2021(4)	36,387	38,024
8.13%, 9/15/2023(4)	42,000	44,625
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,000	5,075
7.38%, 5/1/2022	7,223	7,494
Range Resources Corp., 5.00%, 3/15/2023(4)	8,500	8,372
Seven Generations Energy Ltd., 6.75%, 5/1/2023(4)(5)	31,670	33,095
6.88%, 6/30/2023(4)(5)	2,745	2,869

		158,794
PACKAGING & CONTAINERS - 0.4%
Sealed Air Corp., 5.50%, 9/15/2025(4)	8,000	8,480

PIPELINES - 5.3%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024(4)	23,850	24,208
Energy Transfer Equity L.P., 5.88%, 1/15/2024	10,000	10,625
Kinder Morgan Energy Partners L.P., 4.25%, 9/1/2024	22,724	23,008
Williams Partners L.P. / ACMP Finance Corp., 4.88%, 5/15/2023	30,904	31,833
4.88%, 3/15/2024	22,886	23,538

		113,212
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
Vereit Operating Partnership L.P., 4.60%, 2/6/2024	56,393	58,085
4.88%, 6/1/2026	67,200	69,972

		128,057
RETAIL - 4.0%
Chinos Intermediate Holdings A, Inc., PIK, 7.75%, 5/1/2019(4)	7,888	3,490
Group 1 Automotive, Inc., 5.00%, 6/1/2022	24,892	25,079
5.25%, 12/15/2023(4)	2,553	2,578
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	1,149
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(4)	13,000	7,828
RETAIL (CONTINUED)
Penske Automotive Group, Inc., 5.38%, 12/1/2024	$4,058	$4,068
5.50%, 5/15/2026	16,500	16,170
Sonic Automotive, Inc., 5.00%, 5/15/2023	26,150	25,415

		85,777
SOFTWARE - 4.8%
First Data Corp., 5.75%, 1/15/2024(4)	30,000	30,945
7.00%, 12/1/2023(4)	27,500	29,494
Informatica LLC, 7.13%, 7/15/2023(4)	16,790	16,328
Solera LLC / Solera Finance Inc., 10.50%, 3/1/2024(4)	22,489	25,686

		102,453
TELECOMMUNICATIONS - 3.4%
CenturyLink, Inc., 6.45%, 6/15/2021	12,000	12,749
Frontier Communications Corp., 8.88%, 9/15/2020	17,000	17,935
T-Mobile USA, Inc., 6.00%, 4/15/2024	26,000	27,723
West Corp., 5.38%, 7/15/2022(4)	15,120	14,855

		73,262

Total Corporate Bonds (Cost $1,525,373)		1,571,767

BANK LOANS - 20.2%(6)

AEROSPACE/DEFENSE - 1.2%
Jazz Acquisition, Inc. First Lien Term Loan, 4.65%, 6/19/2021	19,555	18,981
Jazz Acquisition, Inc. Second Lien Term Loan, 7.90%, 6/19/2022	7,000	6,160

		25,141
AGRICULTURE - 0.4%
Pinnacle Operating Corp. First Lien Term Loan B, 8.25%, 11/15/2021(3)	9,005	8,194

APPAREL - 0.4%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 5.75%, 10/14/2022	9,975	8,279
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 10.00%, 10/14/2022	1,000	700

		8,979
CHEMICALS - 0.1%
Avantor Performance Materials Holdings, LLC Second Lien Delayed Draw Term Loan, 9.25%, 3/10/2025	126	127
Avantor Performance Materials Holdings, LLC Second Lien Term Loan, 9.25%, 3/10/2025	2,874	2,888

		3,015

16	Artisan Partners Funds

	Principal Amount	Value
COAL - 0.2%
Foresight Energy, LLC First Lien Term Loan B, 6.75%, 3/28/2022	$5,000	$4,863

COMPUTERS - 0.6%
Optiv Security, Inc. First Lien Term Loan, 4.25%, 2/1/2024	2,500	2,511
Optiv Security, Inc. Second Lien Term Loan, 8.25%, 2/1/2025	10,000	10,150

		12,661
DIVERSIFIED FINANCIAL SERVICES - 0.6%
LBM Borrower LLC Second Lien Term Loan, 10.30%, 8/20/2023	6,472	6,222
10.40%, 8/20/2023	3,528	3,391
NFP Corp. First Lien Term Loan B, 4.65%, 1/8/2024	2,993	3,022

		12,635
HEALTHCARE-PRODUCTS - 0.2%
Immucor, Inc. First Lien Term Loan B2, 5.00%, 8/17/2018	4,936	4,870

HEALTHCARE-SERVICES - 0.6%
Opal Acquisition, Inc. First Lien Term Loan B, 5.00%, 11/27/2020	5,499	5,137
5.15%, 11/27/2020	8,184	7,645

		12,782
INSURANCE - 2.0%
AssuredPartners, Inc. First Lien Term Loan, 5.25%, 10/21/2022	4,987	5,020
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	13,091
York Risk Services Holding Corp. First Lien Term Loan B, 4.90%, 10/1/2021	26,206	25,452

		43,563
INTERNET - 2.2%
Ancestry.com Operations, Inc. First Lien Term Loan B, 4.25%, 10/19/2023	22,275	22,428
Ancestry.com Operations, Inc. Second Lien Term Loan B, 9.27%, 10/19/2024	20,000	20,475
iParadigms Holdings LLC Second Lien Term Loan, 8.40%, 7/29/2022(3)	3,768	3,623

		46,526
INVESTMENT COMPANIES - 0.9%
TKC Holdings, Inc. First Lien Term Loan, 4.75%, 2/1/2023	10,000	10,092
TKC Holdings, Inc. Second Lien Term Loan, 8.50%, 2/1/2024	10,000	10,006

		20,098
MACHINERY-DIVERSIFIED - 0.7%
Zodiac Pool Solutions First Lien Term Loan, 5.65%, 12/20/2023	11,970	12,040
MACHINERY-DIVERSIFIED (CONTINUED)
Zodiac Pool Solutions Second Lien Term Loan, 10.15%, 12/20/2024	$4,000	$3,963

		16,003
METAL FABRICATE/HARDWARE - 0.5%
WireCo WorldGroup, Inc. First Lien Term Loan, 6.50%, 9/30/2023	9,950	10,012

OIL & GAS - 0.3%
Chesapeake Energy Corp. First Lien Term Loan, 8.55%, 8/23/2021	5,000	5,319

OIL & GAS SERVICES - 0.1%
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021(3)(5)	8,775	2,106

PACKAGING & CONTAINERS - 0.1%
Flex Acquisition Company, Inc. First Lien Term Loan, 4.25%, 12/29/2023	2,000	2,011

RETAIL - 2.9%
Interior Logic Group, Inc. First Lien Term Loan B, 7.00%, 3/1/2024	12,500	12,234
J. Crew Group, Inc. First Lien Term Loan B, 4.00%, 3/5/2021	46,773	28,340
Men’s Wearhouse, Inc. (The) First Lien Term Loan B1, 5.00%, 6/18/2021	8,000	7,520
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 4.25%, 10/25/2020	10,000	8,021
NPC International, Inc. Second Lien Term Loan, 8.50%, 3/31/2025	7,000	7,053

		63,168
SOFTWARE - 4.9%
Ascend Learning LLC Second Lien Term Loan, 9.65%, 11/30/2020	15,642	15,681
Kronos Incorporated First Lien Term Loan B, 5.03%, 11/1/2023	3,990	4,010
Kronos Incorporated Second Lien Term Loan, 9.28%, 11/1/2024	39,500	40,710
Renaissance Learning, Inc. Second Lien Term Loan, 8.15%, 4/11/2022	44,035	43,815

		104,216
TELECOMMUNICATIONS - 1.3%
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3.89%, 6/30/2019(5)	29,000	28,364

Total Bank Loans (Cost $443,358)		434,526

Artisan Partners Funds	17

	Shares Held	Value
COMMON STOCKS - 0.4%

OIL & GAS - 0.4%
Midstates Petroleum Co., Inc.(7)	512,050	$9,447

Total common stocks (Cost $12,206)		9,447

PREFERRED STOCKS - 0.2%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC(3)(7)(8)(9)	9,263,304	4,948

Total preferred stocks (Cost $6,546)		4,948
	Principal Amount
CORPORATE BONDS ESCROW - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(3)(7)(8)	$2,000	$–

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020(3)(7)(8)	13,300	–

Total Corporate Bonds Escrow (Cost $–)		–

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $110,175 (Cost $110,174)(10)	110,174	110,174

Total investments - 99.0% (Cost $2,097,657)		2,130,862

Other assets less liabilities - 1.0%		20,639

Total net assets - 100.0%(11)		$2,151,501

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of March 31, 2017.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/14- 3/24/17	$16,177	$13,234	0.6%

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $32,105, or 1.5% of total net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Financing S.A., 6.63%, 2/15/2023	Luxembourg	U.S. dollar
Altice Finco S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Intelsat Jackson Holdings S.A., First Lien Term Loan B2, 3.89%, 6/30/2019	Luxembourg	U.S. dollar
RGL Reservoir Operations, Inc., First Lien Term Loan, 6.00%, 8/14/2021	Canada	U.S. dollar
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025	Canada	U.S. dollar
Seven Generations Energy Ltd.
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc
5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo Secured Finance BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(6)	Floating rate instruments, the rate disclosed was as of March 31, 2017.
(7)	Non-income producing security.
(8)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,948, or 0.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

(9)	Non-voting shares.

18	Artisan Partners Funds

(10)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	8/15/2042	$112,385

(11)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $115,000 or 5.3% of the total net assets as of March 31, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
BWAY Corp. Bridge Term Loan	$15,000	–
Onex USI Holdings Bridge Term Loan	100,000	–

	$115,000	–

CREDIT DIVERSIFICATION - March 31, 2017 (Unaudited)
Percentage of Total Investments
BBB	10.9%
BB	21.5
B	30.7
CCC	29.5
CC	0.2
Unrated	1.3
Short Term	5.2
Equity	0.7

Total	100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rated securities and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Artisan Partners Limited Partnership to be of comparable quality.

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Vereit, Inc.	United States	6.0%
USI, Inc.	United States	4.5
Charter Communications, Inc.	United States	4.1
Endeavor Energy Resources L.P.	United States	3.8
Hub Holdings LLC	United States	3.1
York Risk Services Holding Corp.	United States	3.0
First Data Corp.	United States	2.8
Altice SA	Luxembourg	2.6
Williams Cos., Inc.	United States	2.6
HD Supply Holdings, Inc.	United States	2.4

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.4%

AUSTRALIA - 1.3%
Westpac Banking Corp.	6,615,891	$177,212

BELGIUM - 0.6%
Telenet Group Holding N.V.(1)	1,324,471	78,772

BRAZIL - 0.2%
Ambev S.A. (DR)	4,727,920	27,233

CANADA - 3.5%
Canadian Pacific Railway Ltd.	3,065,644	450,405
Rogers Communications, Inc., Class B(2)	559,020	24,717

		475,122
CHINA - 3.7%
Alibaba Group Holding Ltd. (DR)(1)	4,015,424	432,983
China Mobile Ltd.	7,074,000	77,417

		510,400
DENMARK - 0.4%
ISS AS	1,602,283	60,589

FRANCE - 5.0%
AXA S.A.	9,365,988	242,347
BNP Paribas S.A.	211,856	14,110
Schneider Electric SE	1,874,535	137,243
Vallourec S.A.(1)	8,757,931	58,150
Zodiac Aerospace	9,073,147	226,978

		678,828
GERMANY - 19.6%
Allianz SE	2,806,473	519,899
Beiersdorf AG	2,660,838	251,867
Deutsche Boerse AG	6,317,281	578,971
Deutsche Post AG	5,497,619	188,291
Linde AG	3,278,449	545,952
RTL Group S.A.	621,159	50,030
SAP SE	655,210	64,292
Vonovia SE	5,061,269	178,341
Wirecard AG	5,400,205	298,993

		2,676,636
HONG KONG - 2.5%
AIA Group Ltd.	54,587,332	344,178

INDONESIA - 0.4%
Bank Rakyat Indonesia Persero Tbk PT	51,240,900	49,893
IRELAND - 2.3%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)(5)	20,816,626	322,559

ITALY - 5.3%
Assicurazioni Generali S.p.A.	14,105,956	224,219
Atlantia S.p.A.	5,233,132	135,101
Intesa Sanpaolo S.p.A.	77,598,683	210,764
Tenaris S.A. (DR)	2,554,056	87,195
UniCredit S.p.A.	4,395,784	67,762

		725,041
JAPAN - 11.5%
Bridgestone Corp.	2,827,700	114,373
Calbee, Inc.	3,426,700	116,809
Japan Tobacco, Inc.	13,412,383	435,875
KDDI Corp.	2,796,000	73,385
Nippon Telegraph & Telephone Corp.	4,955,100	211,503
Nomura Holdings, Inc.	33,205,000	206,364
NTT DOCOMO, Inc.	14,218,633	331,104
Sumitomo Mitsui Financial Group, Inc.	2,463,800	89,518

		1,578,931
KOREA - 1.6%
LG Household & Health Care Ltd.	57,433	41,651
Orion Corp.	2,053	1,230
Samsung Electronics Co., Ltd.	92,642	170,654

		213,535
MEXICO - 0.1%
Wal-Mart de Mexico S.A.B. de C.V.	4,313,198	9,952

NETHERLANDS - 6.5%
Akzo Nobel N.V.	1,683,184	139,574
ASML Holding N.V.	1,359,382	180,403
Heineken N.V.	589,792	50,209
ING Groep N.V.	29,765,591	449,953
Unilever N.V. (DR)	1,281,233	63,653

		883,792
RUSSIA - 0.6%
MMC Norilsk Nickel PJSC (DR)	5,508,435	86,593

SPAIN - 1.6%
Grifols S.A.	3,906,558	95,811
Grifols S.A. (DR)	6,672,159	125,937

		221,748
SWEDEN - 0.9%
Swedbank AB, Class A	5,098,721	118,127

20	Artisan Partners Funds

	Shares Held	Value
SWITZERLAND - 5.9%
Actelion Ltd.(1)	425,596	$119,905
LafargeHolcim Ltd.(1)	2,538,600	150,038
Nestle S.A.	6,265,119	480,681
Swatch Group AG	157,647	56,455

		807,079
TAIWAN - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	45,615,000	284,131

THAILAND - 0.1%
Thai Beverage PCL	30,045,600	20,190

UNITED KINGDOM - 3.5%
ConvaTec Group plc(1)	50,757,048	177,426
Imperial Brands plc	1,485,555	71,975
St James’s Place plc	1,768,147	23,527
Wolseley plc	3,282,128	206,431

		479,359
UNITED STATES - 15.2%
Allegion plc	729,685	55,237
Amazon.com, Inc.(1)	216,622	192,044
Aon plc	3,469,663	411,814
Coca-Cola European Partners plc	8,097,212	305,184
Liberty Global plc, Class A(1)	5,960,326	213,797
Liberty Global plc, Series C(1)(2)	9,523,151	333,691
Medtronic plc	5,307,036	427,535
WABCO Holdings, Inc.(1)	1,139,469	133,797

		2,073,099

Total common stocks and equity-linked security (Cost $11,105,133)		12,902,999

PREFERRED STOCKS - 1.5%

GERMANY - 1.5%
Henkel AG & Co. KGaA (2)	1,598,634	204,821

Total preferred stocks (Cost $118,889)		204,821
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $512,881 (Cost $512,877)(6)	$512,877	$512,877

Total investments - 99.6% (Cost $11,736,899)		13,620,697

Other assets less liabilities - 0.4%		52,869

Total net assets - 100.0%(7)		$13,673,566

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $322,559, or 2.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

(5)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 3/22/2017	$225,559	$322,559	2.3%

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$523,137

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

Artisan Partners Funds	21

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,039,162	7.6%
Consumer Staples	2,081,330	15.3
Energy	145,345	1.1
Financials	3,728,658	27.4
Health Care	946,614	6.9
Industrials	1,916,631	14.1
Information Technology	1,431,456	10.5
Materials	922,157	6.8
Real Estate	178,341	1.3
Telecommunication Services	718,126	5.3
Short-term investments	512,877	3.7

Total investments	$13,620,697	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$177,212	1.3%
British pound	479,359	3.5
Canadian dollar	24,717	0.2
Danish krone	60,589	0.4
Euro	5,256,506	38.6
Hong Kong dollar	421,595	3.1
Indonesian rupiah	49,893	0.4
Japanese yen	1,578,931	11.6
Korean won	213,535	1.6
Mexican peso	9,952	0.1
Singapore dollar	20,190	0.1
Swedish krona	118,127	0.9
Swiss franc	807,079	5.9
Taiwan dollar	284,131	2.1
U.S. dollar	4,118,881	30.2

Total investments	$13,620,697	100.0%

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	4.2%
Liberty Global plc	United States	4.0
Linde AG	Germany	4.0
Allianz SE	Germany	3.8
Nestle S.A.	Switzerland	3.5
Canadian Pacific Railway Ltd.	Canada	3.3
ING Groep N.V.	Netherlands	3.3
Japan Tobacco, Inc.	Japan	3.2
Alibaba Group Holding Ltd.	China	3.2
Medtronic plc	United States	3.1

Total		35.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

22	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

CANADA - 1.4%
Morneau Shepell, Inc.	225,600	$3,388
Winpak Ltd.	121,000	4,831

		8,219
DENMARK - 4.8%
NKT Holding AS	178,862	13,119
Sydbank AS	457,679	15,863

		28,982
FRANCE - 11.4%
Advanced Accelerator Applications S.A. (DR)(1)	309,407	12,333
Elis S.A.	878,742	17,268
Euronext N.V.	375,247	16,375
Vallourec S.A.(1)	1,630,102	10,823
Virbac S.A.(1)	73,423	11,495

		68,294
GERMANY - 16.3%
Aareal Bank AG	502,386	19,401
Gerresheimer AG	195,574	15,489
Takkt AG	1,049,338	24,342
Tele Columbus AG(1)	572,732	4,888
Wirecard AG	598,634	33,145

		97,265
HONG KONG - 1.1%
Chow Tai Fook Jewellery Group Ltd.	7,021,600	6,821

ITALY - 9.5%
Buzzi Unicem S.p.A.	615,316	15,754
Davide Campari-Milano S.p.A.	976,431	11,323
Enav S.p.A.(1)	4,936,108	20,073
Hera S.p.A.	3,068,227	8,536
RAI Way S.p.A.	259,238	1,350

		57,036
JAPAN - 2.0%
Sugi Holdings Co., Ltd.	140,200	6,435
Zenkoku Hosho Co., Ltd.	165,625	5,638

		12,073
KOREA - 6.3%
Cosmax, Inc.	134,719	16,384
Doosan Bobcat, Inc.	655,087	21,498

		37,882
NETHERLANDS - 4.9%
InterXion Holding N.V.(1)	741,901	29,350

SINGAPORE - 2.5%
SATS Ltd.	4,361,300	$15,215

SPAIN - 5.0%
Cellnex Telecom SAU	1,024,164	16,908
Ebro Foods S.A.	512,340	10,357
Euskaltel S.A.	248,772	2,548

		29,813
SWEDEN - 4.0%
Dometic Group AB(1)	1,859,383	13,830
Loomis AB, Class B	315,871	9,997

		23,827
SWITZERLAND - 5.3%
Comet Holding AG(1)	25,906	31,605

TAIWAN - 3.9%
Ginko International Co., Ltd.	2,573,000	23,574

UNITED KINGDOM - 16.0%
AA plc	5,093,322	16,949
BCA Marketplace plc	3,034,253	6,919
Berendsen plc	1,353,763	12,433
Dignity plc	698,383	20,816
Domino’s Pizza Group plc	2,203,262	8,524
HomeServe plc	2,321,858	16,436
NEX Group plc	1,882,759	13,411

		95,488
UNITED STATES - 2.0%
GCP Applied Technologies, Inc.(1)	358,283	11,698

Total common stocks (Cost $509,255)		577,142
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $21,971 (Cost $21,971)(2)	$21,971	$21,971

Total investments - 100.1% (Cost $531,226)		599,113

Other assets less liabilities - (0.1)%		(736)

Total net assets - 100.0%(3)		$598,377

Artisan Partners Funds	23

(1)	Non-income producing security.
(2)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	8/15/2044	$22,414

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$104,439	17.4%
Consumer Staples	44,499	7.4
Energy	10,823	1.8
Financials	70,688	11.8
Health Care	62,891	10.5
Industrials	129,427	21.6
Information Technology	94,100	15.7
Materials	32,283	5.4
Telecommunication Services	19,456	3.3
Utilities	8,536	1.4
Short-term investments	21,971	3.7

Total investments	$599,113	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$95,488	15.9%
Canadian dollar	8,219	1.4
Danish krone	28,982	4.8
Euro	240,075	40.1
Hong Kong dollar	6,821	1.1
Japanese yen	12,073	2.0
Korean won	37,882	6.3
Singapore dollar	15,215	2.6
Swedish krona	23,827	4.0
Swiss franc	31,605	5.3
Taiwan dollar	23,574	3.9
U.S. dollar	75,352	12.6

Total investments	$599,113	100.0%

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	5.5%
Comet Holding AG	Switzerland	5.3
InterXion Holding N.V.	Netherlands	4.9
Takkt AG	Germany	4.1
Ginko International Co., Ltd.	Taiwan	3.9
Doosan Bobcat, Inc.	Korea	3.6
Dignity plc	United Kingdom	3.5
Enav S.p.A.	Italy	3.4
Aareal Bank AG	Germany	3.2
Elis S.A.	France	2.9

Total		40.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

24	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.9%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A.	3,448,708	$313,090

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	25,107,932	372,853

CANADA - 1.5%
Imperial Oil Ltd.	6,485,356	197,606

CHINA - 4.0%
Baidu, Inc. (DR)(1)	2,991,823	516,149

DENMARK - 4.5%
Carlsberg AS, Class B	2,772,550	256,040
ISS AS	8,516,017	322,025

		578,065
FRANCE - 2.3%
Sodexo S.A.	906,726	106,644
Vivendi S.A.	9,455,952	183,847

		290,491
INDIA - 1.7%
HCL Technologies Ltd.	15,749,743	212,471

JAPAN - 4.5%
Credit Saison Co., Ltd.	3,633,647	64,820
Stanley Electric Co., Ltd.	6,806,804	194,122
Sugi Holdings Co., Ltd.	2,076,900	95,329
Tokyo Electron Ltd.	2,088,835	228,059

		582,330
KOREA - 5.8%
Hyundai Motor Co.	17,145	2,415
Kia Motors Corp.	2,036,467	67,469
Samsung Electronics Co., Ltd.	363,561	669,709

		739,593
NETHERLANDS - 5.4%
Akzo Nobel N.V.	316,591	26,253
ING Groep N.V.	34,076,710	515,122
Koninklijke Philips N.V.	2,211,203	71,074
RELX N.V.	3,925,931	72,707

		685,156
NORWAY - 1.1%
Orkla ASA	14,601,510	130,774
TGS Nopec Geophysical Co. ASA	562,673	11,927

		142,701
SWITZERLAND - 17.5%
ABB Ltd.(1)	21,835,266	$510,757
Adecco Group AG	2,707,421	192,316
Cie Financiere Richemont S.A.	3,765,832	297,763
Novartis AG	3,782,741	280,783
Panalpina Welttransport Holding AG(2)	2,345,615	283,118
Pargesa Holding S.A.	1,265,602	89,457
UBS Group AG	36,789,550	588,765

		2,242,959
UNITED KINGDOM - 20.1%
Amec Foster Wheeler plc	16,236,800	108,124
Compass Group plc	29,051,224	548,158
Diageo plc	4,686,319	134,075
IMI plc	7,431,427	111,078
Lloyds Banking Group plc	364,017,963	302,471
QinetiQ Group plc	8,843,106	30,912
RELX plc	19,714,810	386,319
Royal Bank of Scotland Group plc(1)	140,683,433	426,731
Tesco plc(1)	134,283,151	312,260
Unilever plc (DR)	2,443,679	120,571
Vesuvius plc(2)	13,851,722	90,332

		2,571,031
UNITED STATES - 13.2%
Accenture plc, Class A	1,021,703	122,482
Aon plc	1,939,584	230,209
Arch Capital Group Ltd. (1)	6,147,386	582,588
Medtronic plc	4,666,276	375,915
TE Connectivity Ltd.	5,044,507	376,068

		1,687,262

Total common stocks (Cost $8,794,894)		11,131,757

PREFERRED STOCKS - 0.5%

KOREA - 0.5%
Hyundai Motor Co.(3)	14,087	1,304
Samsung Electronics Co., Ltd.(3)	42,024	60,238

		61,542

Total preferred stocks (Cost $38,261)		61,542

Artisan Partners Funds	25

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $1,594,302 (Cost $1,594,290)(4)	$1,594,290	$1,594,290

Total investments - 99.8% (Cost $10,427,445)		12,787,589

Other assets less liabilities - 0.2%		26,730

Total net assets - 100.0%(5)		$12,814,319

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 12 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.750%	11/15/2042	$498,422
U.S. Treasury Bond	3.000%	5/15/2045	68,626
U.S. Treasury Bond	3.125%	2/15/2043	51,102
U.S. Treasury Bond	3.125%	8/15/2044	204
U.S. Treasury Bond	3.375%	5/15/2044	62,831
U.S. Treasury Bond	3.625%	8/15/2043	781,256
U.S. Treasury Bond	3.625%	2/15/2044	163,738

			$1,626,179

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,401,722	11.0%
Consumer Staples	1,049,049	8.2
Energy	317,657	2.5
Financials	3,113,253	24.3
Health Care	656,698	5.1
Industrials	2,070,638	16.2
Information Technology	2,185,176	17.1
Materials	26,253	0.2
Telecommunication Services	372,853	2.9
Short-term investments	1,594,290	12.5

Total investments	$12,787,589	100.0%

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,450,460	19.2%
Canadian dollar	197,606	1.5
Danish krone	578,065	4.5
Euro	1,288,737	10.1
Indian rupee	212,471	1.7
Japanese yen	582,330	4.5
Korean won	801,135	6.3
Norwegian krone	142,701	1.1
Swiss franc	2,242,959	17.5
U.S. dollar	4,291,125	33.6

Total investments	$12,787,589	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2017 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	5/15/2017	CNH	2,652,559	USD	380,224	$(4,501)
State Street Bank and Trust Company	8/1/2017	JPY	28,197,980	USD	249,858	(4,690)
State Street Bank and Trust Company	5/15/2017	CNH	298,391	USD	42,706	(572)

						$(9,763)

JPY - Japanese yen

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

26	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.7%
UBS Group AG	Switzerland	4.6
Arch Capital Group Ltd.	United States	4.6
Compass Group plc	United Kingdom	4.3
Baidu, Inc.	China	4.0
ING Groep N.V.	Netherlands	4.0
ABB Ltd.	Switzerland	4.0
Royal Bank of Scotland Group plc	United Kingdom	3.3
RELX plc	United Kingdom	3.0
TE Connectivity Ltd.	United States	2.9

Total		40.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	27

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.8%
Delphi Automotive plc	1,590,618	$128,029

Distributors - 3.8%
LKQ Corp.(1)	9,443,844	276,421

Hotels, Restaurants & Leisure - 2.7%
Aramark	2,885,730	106,397
Chipotle Mexican Grill, Inc.(1)	100,379	44,721
Panera Bread Co., Class A(1)	175,548	45,970

		197,088
Household Durables - 1.5%
Newell Brands, Inc.	2,352,781	110,981

Internet & Direct Marketing Retail - 2.2%
Ctrip.com International Ltd. (DR)(1)(2)	1,961,688	96,417
Expedia, Inc.	473,668	59,763

		156,180
Media - 1.6%
CBS Corp., Class B(3)	1,632,138	113,205

Multiline Retail - 1.0%
Dollar Tree, Inc.(1)	899,956	70,611

Specialty Retail - 3.2%
Advance Auto Parts, Inc.	600,060	88,965
Ulta Beauty, Inc.(1)	500,776	142,836

		231,801
CONSUMER STAPLES - 2.8%
Beverages - 2.4%
Monster Beverage Corp.(1)	2,537,958	117,178
Treasury Wine Estates Ltd.(2)	5,814,829	54,332

		171,510
Food Products - 0.4%
Blue Buffalo Pet Products, Inc.(1)	1,433,302	32,966

ENERGY - 4.2%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	650,401	43,297

Oil, Gas & Consumable Fuels - 3.6%
Cimarex Energy Co.	834,515	99,716
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (Continued)
Concho Resources, Inc.(1)	1,229,607	$157,808

		257,524
FINANCIALS - 11.1%
Banks - 2.0%
SVB Financial Group(1)	791,125	147,221

Capital Markets - 9.1%
CBOE Holdings, Inc.	673,582	54,607
Intercontinental Exchange, Inc.	2,082,284	124,666
Northern Trust Corp.	1,270,366	109,988
S&P Global, Inc.	2,171,750	283,935
TD Ameritrade Holding Corp.	2,066,827	80,317

		653,513
HEALTH CARE - 19.8%
Biotechnology - 3.4%
Regeneron Pharmaceuticals, Inc.(1)	538,405	208,637
Seattle Genetics, Inc.(1)	589,371	37,048

		245,685
Health Care Equipment & Supplies - 9.4%
Becton Dickinson & Co.	849,895	155,905
Boston Scientific Corp.(1)	13,128,311	326,501
DexCom, Inc.(1)	1,906,601	161,546
Edwards Lifesciences Corp.(1)	357,730	33,652

		677,604
Health Care Providers & Services - 4.2%
Cigna Corp.	1,272,330	186,384
Envision Healthcare Corp.(1)	1,828,963	112,152

		298,536
Health Care Technology - 2.8%
athenahealth, Inc.(1)	561,894	63,320
Veeva Systems, Inc., Class A(1)	2,720,409	139,502

		202,822
INDUSTRIALS - 19.9%
Building Products - 2.8%
AO Smith Corp.	741,157	37,918
Fortune Brands Home & Security, Inc.	2,692,146	163,817

		201,735
Commercial Services & Supplies - 4.1%
Cintas Corp.	692,966	87,688
Waste Connections, Inc.	2,327,796	205,358

		293,046

28	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Electrical Equipment - 2.0%
Acuity Brands, Inc.	519,653	$106,009
AMETEK, Inc.	727,617	39,350

		145,359
Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	513,131	105,956

Machinery - 2.2%
Middleby Corp.(1)	665,509	90,809
Wabtec Corp.	922,473	71,953

		162,762
Professional Services - 5.8%
IHS Markit Ltd.(1)	9,142,943	383,546
Verisk Analytics, Inc.(1)	445,896	36,180

		419,726
Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc.(1)	2,673,565	109,950

INFORMATION TECHNOLOGY -20.5%
Communications Equipment - 2.7%
Harris Corp.	850,967	94,687
Motorola Solutions, Inc.	1,181,892	101,903

		196,590
IT Services - 8.1%
Fidelity National Information Services, Inc.	1,463,157	116,497
Gartner, Inc.(1)	641,221	69,245
Global Payments, Inc.	3,551,704	286,551
Vantiv, Inc., Class A(1)	1,695,635	108,724

		581,017
Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	946,197	103,069

Software - 8.3%
Activision Blizzard, Inc.	2,447,621	122,038
Atlassian Corp. plc, Class A(1)	2,564,932	76,820
Electronic Arts, Inc.(1)	1,218,214	109,055
Guidewire Software, Inc.(1)	2,012,784	113,380
Intuit, Inc.	461,638	53,545
Proofpoint, Inc.(1)	768,421	57,140
Workday, Inc., Class A(1)	779,260	64,897

		596,875
MATERIALS - 1.6%
Chemicals - 1.2%
RPM International, Inc.	1,550,758	85,338

Containers & Packaging - 0.4%
Sealed Air Corp.	727,222	31,693

Total common stocks (Cost $5,186,563)		7,048,110
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $167,104 (Cost $167,103)(4)	$167,103	$167,103

Total investments - 100.0% (Cost $5,353,666)		7,215,213

Other assets less liabilities - (0.0)%†		(2,520)

Total net assets - 100.0%(5)		$7,212,693

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Treasury Wine Estates Ltd.	Australia	Australian dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	8/15/2044	$170,446

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$54,332	0.8%
U.S. dollar	7,160,881	99.2

Total investments	$7,215,213	100.0%

Artisan Partners Funds	29

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	5.3%
Boston Scientific Corp.	United States	4.5
Global Payments, Inc.	United States	4.0
S&P Global, Inc.	United States	4.0
LKQ Corp.	United States	3.8
Regeneron Pharmaceuticals, Inc.	United States	2.9
Waste Connections, Inc.	United States	2.8
Cigna Corp.	United States	2.6
Fortune Brands Home & Security, Inc.	United States	2.3
DexCom, Inc.	United States	2.2

Total		34.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

30	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.9%

CONSUMER DISCRETIONARY - 17.6%
Auto Components - 2.1%
Gentex Corp.	4,259,876	$90,863

Automobiles - 1.2%
Harley-Davidson, Inc.	862,094	52,157

Diversified Consumer Services - 1.6%
H&R Block, Inc.	2,977,076	69,217

Internet & Direct Marketing Retail - 5.0%
Liberty Expedia Holdings, Inc., Class A(1)	823,449	37,450
Liberty Interactive Corp. QVC Group, Class A(1)	4,637,039	92,834
Liberty Ventures, Series A(1)	1,940,384	86,308

		216,592
Media - 4.8%
News Corp., Class A(2)	5,721,389	74,378
Omnicom Group, Inc.	1,038,126	89,497
TEGNA, Inc.	1,633,030	41,838

		205,713
Specialty Retail - 1.8%
AutoNation, Inc.(1)	1,859,900	78,655

Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	1,115,401	46,100

ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	2,046,178	105,153
Devon Energy Corp.	3,623,758	151,183
Hess Corp.	2,098,456	101,167
Tesoro Corp.	931,246	75,487
World Fuel Services Corp.	1,719,016	62,314

		495,304
FINANCIALS - 23.2%
Banks - 4.4%
Fifth Third Bancorp	3,954,349	100,441
M&T Bank Corp.	587,035	90,832

		191,273
Capital Markets - 1.3%
Intercontinental Exchange, Inc.	929,267	55,635
FINANCIALS (CONTINUED)
Insurance - 16.0%
Alleghany Corp.(1)	218,460	134,279
Allied World Assurance Co. Holdings AG	1,590,621	84,462
Allstate Corp.	1,047,419	85,354
Aon plc	661,507	78,514
Arch Capital Group Ltd.(1)	1,083,415	102,675
Loews Corp.	1,319,134	61,696
Progressive Corp.	1,015,128	39,773
Torchmark Corp.	1,360,663	104,825

		691,578
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AGNC Investment Corp.	3,284,842	65,336

HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	901,682	79,799

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
Rockwell Collins, Inc.	686,364	66,687

Construction & Engineering - 3.7%
Fluor Corp.	1,685,047	88,667
Jacobs Engineering Group, Inc.	1,280,211	70,770

		159,437
Electrical Equipment - 0.4%
Hubbell, Inc.	164,061	19,695

Marine - 1.9%
Kirby Corp.(1)	1,141,530	80,535

Road & Rail - 2.0%
Ryder System, Inc.	1,125,379	84,899

Trading Companies & Distributors - 3.8%
Air Lease Corp.	4,224,206	163,688

INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment, Instruments & Components - 7.1%
Arrow Electronics, Inc.(1)	1,576,480	115,730
Avnet, Inc.	2,360,206	108,003

Artisan Partners Funds	31

	Shares Held	Value
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (Continued)
FLIR Systems, Inc.	1,361,554	$49,397
Keysight Technologies, Inc.(1)	956,003	34,550

		307,680
Internet Software & Services - 2.1%
IAC/InterActiveCorp(1)	1,210,676	89,251

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	1,148,194	94,095

Software - 1.5%
Synopsys, Inc.(1)	935,538	67,480

MATERIALS - 8.0%
Chemicals - 4.4%
Agrium, Inc.(3)	641,672	61,311
Celanese Corp., Series A	1,419,831	127,572

		188,883
Metals & Mining - 3.6%
Goldcorp, Inc.(3)	6,423,371	93,717
Kinross Gold Corp.(1)(3)	17,622,429	61,855

		155,572
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equity Commonwealth(1)	1,847,067	57,665

Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc.	331,319	36,926

UTILITIES - 1.4%
Electric Utilities - 0.0%
OGE Energy Corp.	54,377	1,902

Multi-Utilities - 1.4%
SCANA Corp.	895,322	58,509

Total common stocks (Cost $2,627,753)		3,971,126
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $380,702 (Cost $380,699)(4)	$380,699	$380,699

Total investments - 100.7% (Cost $3,008,452)		4,351,825

Other assets less liabilities - (0.7)%		(28,480)

Total net assets - 100.0%(5)		$4,323,345

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	0.750%	2/15/2045	$97,638
U.S. Treasury Bond	2.500%	2/15/2045	89,992
U.S. Treasury Bond	3.000%	11/15/2044	122,953
U.S. Treasury Bond	3.000%	5/15/2045	77,732

			$388,315

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

32	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Air Lease Corp.	United States	3.8%
Devon Energy Corp.	United States	3.5
Alleghany Corp.	United States	3.1
Celanese Corp.	United States	3.0
Arrow Electronics, Inc.	United States	2.7
Avnet, Inc.	United States	2.5
Apache Corp.	United States	2.4
Torchmark Corp.	United States	2.4
Arch Capital Group Ltd.	United States	2.4
Hess Corp.	United States	2.3

Total		28.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 2.4%
Visteon Corp.(1)	299,638	$29,350

Distributors - 1.8%
LKQ Corp. (1)	774,593	22,672

Diversified Consumer Services - 1.9%
Bright Horizons Family Solutions, Inc.(1)	334,851	24,273

Hotels, Restaurants & Leisure - 0.5%
Dunkin’ Brands Group, Inc.	106,564	5,827

Multiline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc.(1)	655,699	21,966

Specialty Retail - 2.2%
Burlington Stores, Inc.(1)	285,254	27,752

Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc.(1)(2)	200,445	3,199

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.8%
PriceSmart, Inc.	109,048	10,054

Food Products - 0.6%
Blue Buffalo Pet Products, Inc.(1)	333,036	7,660

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Diamondback Energy, Inc.(1)	99,166	10,285

FINANCIALS - 5.3%
Banks - 3.3%
SVB Financial Group(1)	132,592	24,674
Webster Financial Corp.	330,555	16,541

		41,215
Capital Markets - 2.0%
CBOE Holdings, Inc.	300,749	24,382

HEALTH CARE - 18.7%
Biotechnology - 1.9%
DBV Technologies S.A. (DR)(1)(2)	272,797	9,608
HEALTH CARE (CONTINUED)
Biotechnology (Continued)
Halozyme Therapeutics, Inc.(1)	591,615	$7,667
Seattle Genetics, Inc.(1)	98,203	6,173

		23,448
Health Care Equipment & Supplies - 9.3%
DexCom, Inc.(1)	646,937	54,815
GenMark Diagnostics, Inc.(1)	1,027,543	13,173
Glaukos Corp.(1)	200,675	10,295
Integra LifeSciences Holdings Corp.(1)	204,260	8,606
Nevro Corp.(1)	227,025	21,272
Penumbra, Inc.(1)	84,690	7,067

		115,228
Health Care Providers & Services - 1.9%
Envision Healthcare Corp.(1)	221,089	13,557
HealthEquity, Inc.(1)	232,119	9,854

		23,411
Health Care Technology - 4.7%
athenahealth, Inc.(1)	165,341	18,632
Veeva Systems, Inc., Class A(1)	788,291	40,424

		59,056
Life Sciences Tools & Services - 0.9%
NeoGenomics, Inc.(1)	1,400,572	11,050

INDUSTRIALS - 22.8%
Aerospace & Defense - 8.9%
BWX Technologies, Inc.	795,932	37,887
Cubic Corp.	118,430	6,253
HEICO Corp.	104,510	9,113
Taser International, Inc.(1)	796,108	18,143
Teledyne Technologies, Inc.(1)	312,975	39,579

		110,975
Building Products - 1.4%
Masonite International Corp.(1)	216,874	17,187

Commercial Services & Supplies - 0.8%
Brady Corp., Class A(3)	259,534	10,031

Electrical Equipment - 4.4%
Acuity Brands, Inc.	269,092	54,895

34	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS CONTINUED)
Machinery - 7.3%
Donaldson Co., Inc.	589,060	$26,814
IDEX Corp.	267,805	25,042
John Bean Technologies Corp.	442,909	38,954

		90,810
INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment, Instruments & Components - 5.0%
Cognex Corp.	624,783	52,450
National Instruments Corp.	286,171	9,318

		61,768
Internet Software & Services - 8.2%
Benefitfocus, Inc.(1)	536,824	15,004
CoStar Group, Inc.(1)	129,795	26,896
Match Group, Inc.(1)	344,020	5,618
MercadoLibre, Inc.	43,595	9,219
Pandora Media, Inc.(1)	1,129,386	13,338
Q2 Holdings, Inc.(1)	931,868	32,476

		102,551
Software - 20.4%
ACI Worldwide, Inc.(1)	685,726	14,668
Atlassian Corp. plc, Class A(1)	690,755	20,688
Blackbaud, Inc.	184,226	14,125
Ellie Mae, Inc.(1)	240,872	24,152
Guidewire Software, Inc.(1)	614,642	34,623
HubSpot, Inc.(1)	162,063	9,813
Paylocity Holding Corp.(1)	404,723	15,634
Proofpoint, Inc.(1)	494,422	36,765
Take-Two Interactive Software, Inc.(1)	399,323	23,668
Tyler Technologies, Inc.(1)	148,290	22,920
Ultimate Software Group, Inc.(1)	187,403	36,583

		253,639

Total common stocks (Cost $694,952)		1,162,684
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $83,054 (Cost $83,053)(4)	$83,053	$83,053

Total investments - 100.2% (Cost $778,005)		1,245,737

Other assets less liabilities - (0.2)%		(1,866)

Total net assets - 100.0%(5)		$1,243,871

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
DBV Technologies S.A. (DR)	France	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	5/15/2045	$84,715

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Acuity Brands, Inc.	United States	4.4%
DexCom, Inc.	United States	4.4
Cognex Corp.	United States	4.2
Veeva Systems, Inc.	United States	3.3
Teledyne Technologies, Inc.	United States	3.2
John Bean Technologies Corp.	United States	3.1
BWX Technologies, Inc.	United States	3.0
Proofpoint, Inc.	United States	3.0
Ultimate Software Group, Inc.	United States	2.9
Guidewire Software, Inc.	United States	2.8

Total		34.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2017 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.9%

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.0%
Cie Generale des Etablissements Michelin(1)	230,502	$27,996

Internet & Direct Marketing Retail - 5.6%
Liberty Expedia Holdings, Inc., Class A(2)	197,971	9,004
Liberty Interactive Corp. QVC Group, Class A(2)	1,093,491	21,891
Liberty Ventures, Series A(2)	459,896	20,456

		51,351
Media - 3.9%
CBS Corp., Class B(3)	286,818	19,894
News Corp., Class A(3)	1,201,574	15,620

		35,514
ENERGY - 15.2%
Oil, Gas & Consumable Fuels - 15.2%
Apache Corp.	436,627	22,438
Devon Energy Corp.	1,018,230	42,481
EOG Resources, Inc.	190,932	18,625
Hess Corp.	568,336	27,400
Occidental Petroleum Corp.	446,366	28,282

		139,226
FINANCIALS - 19.4%
Banks - 5.8%
Citigroup, Inc.	583,846	34,926
Wells Fargo & Co.	320,503	17,839

		52,765
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	100,144	23,005

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc., Class B(2)	213,190	35,534

Insurance - 5.1%
Alleghany Corp.(2)	39,080	24,021
Chubb Ltd.	164,858	22,462

		46,483
Mortgage Real Estate Investment Trusts (REITs) - 2.1%
AGNC Investment Corp.	990,072	19,693

HEALTH CARE - 7.4%
Biotechnology - 1.9%
Gilead Sciences, Inc.	258,191	17,536
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies - 2.0%
Medtronic plc	232,040	$18,693

Health Care Providers & Services - 2.0%
Express Scripts Holding Co.(2)	270,473	17,827

Pharmaceuticals - 1.5%
Allergan plc	55,322	13,218

INDUSTRIALS - 5.6%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	202,925	11,218

Trading Companies & Distributors - 4.4%
Air Lease Corp.	1,032,417	40,006

INFORMATION TECHNOLOGY - 15.8%
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.(2)	112,464	8,256
Avnet, Inc.	342,384	15,668

		23,924
Internet Software & Services - 3.4%
Alphabet, Inc., Class C(2)(3)	37,700	31,274

IT Services - 3.0%
Cognizant Technology Solutions Corp., Class A(2)	457,035	27,203

Semiconductors & Semiconductor Equipment - 1.5%
QUALCOMM, Inc.	236,610	13,567

Software - 1.8%
Oracle Corp.	378,546	16,887

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	219,833	31,581

36	Artisan Partners Funds

	Shares Held	Value
MATERIALS - 14.0%
Chemicals - 8.3%
Agrium, Inc.(1)	215,620	$20,602
Celanese Corp., Series A	246,105	22,113
LyondellBasell Industries N.V., Class A	367,033	33,470

		76,185
Metals & Mining - 5.7%
Goldcorp, Inc.(1)	2,280,193	33,268
Kinross Gold Corp.(1)(2)	5,439,149	19,091

		52,359
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	84,962	9,469

Total common stocks (Cost $663,857)		832,514

PREFERRED STOCKS – 2.8%

INFORMATION TECHNOLOGY - 2.8%
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co., Ltd.(1)(3)	18,202	26,091

Total preferred stocks (Cost $10,986)		26,091
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.09%, dated 3/31/17, due 4/3/17, maturity value $55,879 (Cost $55,879)(4)	$55,879	$55,879

Total investments - 99.8% (Cost $730,722)		914,484

Other assets less liabilities - 0.2%		1,817

Total net assets - 100.0%(5)		$916,301

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2044	$31,561
U.S. Treasury Bond	3.125%	8/15/2044	25,438

			$56,999

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - March 31, 2017 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$27,996	3.1%
Korean won	26,091	2.8
U.S. dollar	860,397	94.1

Total investments	$914,484	100.0%

TOP TEN HOLDINGS - March 31, 2017 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Devon Energy Corp.	United States	4.6%
Air Lease Corp.	United States	4.4
Berkshire Hathaway, Inc.	United States	3.9
Citigroup, Inc.	United States	3.8
LyondellBasell Industries N.V.	United States	3.7
Goldcorp, Inc.	Canada	3.6
Apple, Inc.	United States	3.5
Alphabet, Inc.	United States	3.4
Occidental Petroleum Corp.	United States	3.1
Cie Generale des Etablissements Michelin	France	3.0

Total		37.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2017 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$1,112,642		$41,161	$249,265	$1,947,358
Short-term investments (repurchase agreements), at value	91,601		1,580	4,732	94,401
Total investments	1,204,243		42,741	253,997	2,041,759
Cash	1		1	1	1
Foreign currency	6,719		13	71	360
Receivable from investments sold	1,404		15	613	3,496
Receivable from fund shares sold	2,213		31	57	33,559
Dividends and interest receivable	729		174	333	2,919
Other assets	15		7	6	38
Total assets	1,215,324		42,982	255,078	2,082,132
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–		–	–	584
Payable for investments purchased	720		547	1,068	19,490
Payable for fund shares redeemed	428		3	91	509
Payable for operating expenses	180		110	124	327
Payable for deferred director’s compensation	7		3	4	22
Payable for foreign taxes	906	*	60 *	19	145
Total liabilities	2,241		723	1,306	21,077
Total net assets	$1,213,083		$42,259	$253,772	$2,061,055
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,040,933		$176,018	$235,120	$1,558,449
Net unrealized appreciation on investments and foreign currency related transactions	162,828		4,436	33,150	468,166
Accumulated undistributed net investment loss	(1,613)		(277)	(870)	(11,707)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	10,935		(137,918)	(13,628)	46,147
Total net assets	$1,213,083		$42,259	$253,772	$2,061,055
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$348,506		$35,138	$136,195	$850,565
Advisor Shares	$520,443				$242,413
Institutional Shares	$344,134		$7,121	$117,577	$968,077
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	31,951,082		2,604,501	8,077,035	37,723,608
Advisor Shares	47,619,993				10,735,224
Institutional Shares	31,451,968		530,516	6,958,550	42,596,869
Net asset value per share
Investor Shares	$10.91		$13.49	$16.86	$22.55
Advisor Shares	$10.93				$22.58
Institutional Shares	$10.94		$13.42	$16.90	$22.73
Cost of securities of unaffiliated issuers held	$1,040,586		$38,297	$220,835	$1,572,966
Cost of foreign currency	$6,721		$13	$71	$382

*Including foreign taxes on unrealized gains	$850		$10

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$2,352,174	$2,020,688	$13,107,820
Short-term investments (repurchase agreements), at value	345,009	110,174	512,877
Total investments	2,697,183	2,130,862	13,620,697
Cash	– (1)	123	– (1)
Foreign currency	21	–	12,013
Receivable from investments sold	4	47,797	64,512
Receivable from fund shares sold	6,334	3,983	18,221
Dividends and interest receivable	8,264	30,648	60,905
Other assets	46	35	355
Total assets	2,711,852	2,213,448	13,776,703
LIABILITIES:
Unrealized loss on foreign currency forward contracts	721	–	–
Dividends payable	–	1,551	–
Payable for investments purchased	1,720	55,919	59,098
Payable for fund shares redeemed	1,660	4,058	35,910
Payable for operating expenses	463	401	4,679
Payable for deferred director’s compensation	27	18	258
Payable for foreign taxes	1,025	–	3,192
Total liabilities	5,616	61,947	103,137
Total net assets	$2,706,236	$2,151,501	$13,673,566
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,343,318	$2,082,845	$12,525,514
Net unrealized appreciation on investments and foreign currency related transactions	375,401	33,205	1,881,803
Accumulated undistributed net investment loss	(317)	(1,610)	(20,416)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(12,166)	37,061	(713,335)
Total net assets	$2,706,236	$2,151,501	$13,673,566
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$786,007	$518,508	$5,857,848
Advisor Shares	$633,225	$1,560,745	$2,775,422
Institutional Shares	$1,287,004	$72,248	$5,040,296
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	48,732,770	51,756,102	209,852,396
Advisor Shares	39,331,728	155,819,058	99,576,251
Institutional Shares	79,764,229	7,213,809	179,532,369
Net asset value per share
Investor Shares	$16.13	$10.02	$27.91
Advisor Shares	$16.10	$10.02	$27.87
Institutional Shares	$16.14	$10.02	$28.07
Cost of securities of unaffiliated issuers held	$2,321,162	$2,097,657	$11,736,899
Cost of foreign currency	$21	$–	$12,019

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$577,142	$10,819,849		$7,048,110
Investments in securities, affiliated, at value	–	373,450		–
Short-term investments (repurchase agreements), at value	21,971	1,594,290		167,103
Total investments	599,113	12,787,589		7,215,213
Cash	1	–	(1)	1
Foreign currency	522	110		–
Receivable from investments sold	217	3,554		8,125
Receivable from fund shares sold	451	12,592		10,877
Dividends and interest receivable	1,271	58,911		2,181
Other assets	21	267		186
Total assets	601,596	12,863,023		7,236,583
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	9,763		–
Payable for investments purchased	2,505	1,504		7,367
Payable for fund shares redeemed	387	23,442		14,647
Payable for operating expenses	253	2,395		1,747
Payable for deferred director’s compensation	13	169		129
Payable for foreign taxes	61	11,431	*	–
Total liabilities	3,219	48,704		23,890
Total net assets	$598,377	$12,814,319		$7,212,693
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$512,182	$10,525,110		$5,140,802
Net unrealized appreciation on investments and foreign currency related transactions	67,836	2,345,442		1,861,547
Accumulated undistributed net investment loss	(3,218)	(31,942)		(57,093)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	21,577	(24,291)		267,437
Total net assets	$598,377	$12,814,319		$7,212,693
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$359,947	$4,794,644		$2,553,070
Advisor Shares		$4,581,067		$601,473
Institutional Shares	$238,430	$3,438,608		$4,058,150
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	17,163,622	138,727,151		65,037,526
Advisor Shares		132,551,460		15,270,260
Institutional Shares	11,350,383	99,110,005		96,135,165
Net asset value per share
Investor Shares	$20.97	$34.56		$39.26
Advisor Shares		$34.56		$39.39
Institutional Shares	$21.01	$34.69		$42.21
Cost of securities of unaffiliated issuers held	$531,226	$10,135,148		$5,353,666
Cost of securities of affiliated issuers held	$–	$292,297		$–
Cost of foreign currency	$531	$109		$–

(1) Amount rounds to less than $1.
* Including foreign taxes on unrealized gains		$5,184

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$3,971,126		$1,162,684	$858,605
Short-term investments (repurchase agreements), at value	380,699		83,053	55,879
Total investments	4,351,825		1,245,737	914,484
Cash	–	(1)	1	–	(1)
Receivable from investments sold	7,569		–	1,128
Receivable from fund shares sold	10,107		4,715	634
Dividends and interest receivable	5,406		7	1,904
Other assets	133		29	22
Total assets	4,375,040		1,250,489	918,172
LIABILITIES:
Payable for investments purchased	37,480		4,282	–
Payable for fund shares redeemed	12,678		1,850	1,416
Payable for operating expenses	1,352		467	287
Payable for deferred director’s compensation	101		19	15
Payable for foreign taxes	84		–	153
Total liabilities	51,695		6,618	1,871
Total net assets	$4,323,345		$1,243,871	$916,301
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,889,125		$717,690	$727,473
Net unrealized appreciation on investments and foreign currency related transactions	1,343,373		467,732	183,810
Accumulated undistributed net investment income (loss)	1,687		(13,480)	1,818
Accumulated undistributed net realized gains on investments and foreign currency related transactions	89,160		71,929	3,200
Total net assets	$4,323,345		$1,243,871	$916,301
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,175,618		$459,344	$456,730
Advisor Shares	$1,403,623		$272,811	$361,432
Institutional Shares	$744,104		$511,716	$98,139
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	94,719,612		14,979,864	31,792,175
Advisor Shares	61,239,218		8,894,609	25,230,449
Institutional Shares	32,430,495		16,521,878	6,835,470
Net asset value per share
Investor Shares	$22.97		$30.66	$14.37
Advisor Shares	$22.92		$30.67	$14.33
Institutional Shares	$22.94		$30.97	$14.36
Cost of securities of unaffiliated issuers held	$3,008,452		$778,005	$730,722

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2017 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$4,531	$243	$707	$5,895
Interest	15	– (2)	1	16
Total investment income	4,546	243	708	5,911
EXPENSES:
Management fees	5,105	196	1,216	8,291
Transfer agent fees
Investor Shares	343	66	189	874
Advisor Shares	147			97
Institutional Shares	10	10	9	10
Custodian fees	131	31	33	109
Accounting fees	38	51	42	50
Professional fees	43	40	36	44
Registration fees
Investor Shares	39	11	18	24
Advisor Shares	29			24
Institutional Shares	12	9	15	16
Director’s fees	14	3	4	30
Other operating expenses	50	4	11	24
Total operating expenses	5,961	421	1,573	9,593
Less amounts waived or paid by the Adviser	–	(141)	–	–
Net expenses	5,961	280	1,573	9,593
Net investment loss	(1,415)	(37)	(865)	(3,682)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	14,307	463	5,611	43,612
Foreign currency related transactions	(298)	(6)	(64)	6,705
Total realized gain	14,009	457	5,547	50,317
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	46,552	2,246	(270)	31,970
Foreign currency related transactions	15	6	(6)	(438)
Total increase (decrease) in unrealized appreciation or depreciation	46,567	2,252	(276)	31,532
Net gain on investments and foreign currency related transactions	60,576	2,709	5,271	81,849
Net increase in net assets resulting from operations	$59,161	$2,672	$4,406	$78,167

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$266	$42	$50	$690
(2) Amount rounds to less than $1.
(3) Net of foreign taxes on realized gains	–	(1)	–	–
(4) Net of increase (decrease) in foreign taxes on unrealized gains	(649)	5	–	–

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$16,395	$–	$56,584
Interest	55	67,408	47
Total investment income	16,450	67,408	56,631
EXPENSES:
Management fees	11,530	6,815	64,823
Transfer agent fees
Investor Shares	868	678	8,329
Advisor Shares	179	474	1,016
Institutional Shares	11	7	14
Custodian fees	117	16	1,293
Accounting fees	50	61	51
Professional fees	46	71	222
Registration fees
Investor Shares	28	42	59
Advisor Shares	32	58	67
Institutional Shares	39	21	35
Director’s fees	34	29	275
Other operating expenses	31	53	249
Total operating expenses	12,965	8,325	76,433
Net investment income (loss)	3,485	59,083	(19,802)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	3,338	39,087	(139,846)
Investments, from affiliated issuers	–	–	(5,058)
Foreign currency related transactions	1,703	–	(5,722)
Total realized gain (loss)	5,041	39,087	(150,626)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	183,983	(1,773)	59,730
Investments, from affiliated issuers	–	–	(49,388)
Foreign currency related transactions	(1,012)	–	268
Total increase (decrease) in unrealized appreciation or depreciation	182,971	(1,773)	10,610
Net gain (loss) on investments and foreign currency related transactions	188,012	37,314	(140,016)
Net increase (decrease) in net assets resulting from operations	$191,497	$96,397	$(159,818)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,394	$–	$23,262
(2) Net of foreign taxes on realized gains	1	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$2,035	$63,920	$18,700
Dividends, from affiliated issuers(2)	–	1,075	–
Interest	6	279	47
Total investment income	2,041	65,274	18,747
EXPENSES:
Management fees	4,091	56,468	34,784
Transfer agent fees
Investor Shares	519	5,879	3,569
Advisor Shares		1,135	181
Institutional Shares	6	12	15
Custodian fees	130	992	79
Accounting fees	43	50	36
Professional fees	40	154	108
Registration fees
Investor Shares	13	73	33
Advisor Shares		51	22
Institutional Shares	18	17	37
Director’s fees	14	201	138
Other operating expenses	9	272	174
Total operating expenses	4,883	65,304	39,176
Net investment loss	(2,842)	(30)	(20,429)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	48,746	(22,458)	430,352
Investments, from affiliated issuers	–	14,059	–
Foreign currency related transactions	(285)	37,575	58
Total realized gain	48,461	29,176	430,410
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	(82,694)	1,177,888	(172,518)
Investments, from affiliated issuers	–	(429,279)	–
Foreign currency related transactions	(7)	(11,865)	–
Total increase (decrease) in unrealized appreciation or depreciation	(82,701)	736,744	(172,518)
Net gain (loss) on investments and foreign currency related transactions	(34,240)	765,920	257,892
Net increase (decrease) in net assets resulting from operations	$(37,082)	$765,890	$237,463

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$403	$18,291	$136
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	119	–
(3) Net of increase in foreign taxes on unrealized gains	–	3,045	–

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2017 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$28,174	$1,475	$6,567
Interest	60	12	10
Total investment income	28,234	1,487	6,577
EXPENSES:
Management fees	19,828	5,983	3,127
Transfer agent fees
Investor Shares	2,667	821	551
Advisor Shares	382	6	122
Institutional Shares	10	10	10
Custodian fees	43	15	32
Accounting fees	39	32	35
Professional fees	95	34	34
Registration fees
Investor Shares	32	18	28
Advisor Shares	31	6	18
Institutional Shares	17	32	10
Director’s fees	74	22	14
Other operating expenses	288	29	12
Total operating expenses	23,506	7,008	3,993
Less amounts waived or paid by the Adviser	–	(6)	–
Net expenses	23,506	7,002	3,993
Net investment income (loss)	4,728	(5,515)	2,584
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	182,137	88,077	60,300
Foreign currency related transactions	–	–	(57)
Total realized gain	182,137	88,077	60,243
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	225,751	(38,953)	23,620
Foreign currency related transactions	–	–	78
Total increase (decrease) in unrealized appreciation or depreciation	225,751	(38,953)	23,698
Net gain on investments and foreign currency related transactions	407,888	49,124	83,941
Net increase in net assets resulting from operations	$412,616	$43,609	$86,525

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$209	$–	$623

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(1,415)	$1,745	$(37)	$461
Net realized gain (loss) on:
Investments, from unaffiliated issuers	14,307	2,068	463	(1,612)
Foreign currency related transactions	(298)	(27)	(6)	(71)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	46,552	125,023	2,246	8,127
Foreign currency related transactions	15	14	6	4
Net increase in net assets resulting from operations	59,161	128,823	2,672	6,909
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(171)	–	(288)	–
Advisor Shares	(753)	–
Institutional Shares	(827)	–	(47)	–
Net realized gains on investment transactions:
Investor Shares	(1,087)	–	–	–
Advisor Shares	(1,409)	–
Institutional Shares	(1,160)	–	–	–
Total distributions paid to shareholders	(5,407)	–	(335)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	274,685	636,990	3,232	(21,022)
Total increase (decrease) in net assets	328,439	765,813	5,569	(14,113)
Net assets, beginning of period	884,644	118,831	36,690	50,803
Net assets, end of period	$1,213,083	$884,644	$42,259	$36,690
Accumulated undistributed net investment income (loss)	$(1,613)	$1,553	$(277)	$95

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(865)	$180	$(3,682)	$(3,044)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	5,611	(17,343)	43,612	13,619
Investments, from affiliated issuers	–	(1,339)	–	4,396
Foreign currency related transactions	(64)	4	6,705	(8,581)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(270)	30,978	31,970	276,088
Investments, from affiliated issuers	–	3,090	–	(3,451)
Foreign currency related transactions	(6)	1	(438)	1,426
Net increase in net assets resulting from operations	4,406	15,571	78,167	280,453
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	–	(686)
Advisor Shares			–	(106)
Institutional Shares	(186)	–	–	(1,743)
Net realized gains on investment transactions:
Investor Shares	–	(4,572)	(1,289)	(4,507)
Advisor Shares			(311)	(360)
Institutional Shares	–	(2,290)	(1,335)	(3,955)
Total distributions paid to shareholders	(186)	(6,862)	(2,935)	(11,357)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(8,022)	(47,515)	148,386	212,419
Total increase (decrease) in net assets	(3,802)	(38,806)	223,618	481,515
Net assets, beginning of period	257,574	296,380	1,837,437	1,355,922
Net assets, end of period	$253,772	$257,574	$2,061,055	$1,837,437
Accumulated undistributed net investment income (loss)	$(870)	$181	$(11,707)	$(8,025)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income	$3,485	$14,221	$59,083	$88,731
Net realized gain (loss) on:
Investments, from unaffiliated issuers	3,338	49,170	39,087	1,980
Investments, from affiliated issuers	–	(4,125)	–	–
Foreign currency related transactions	1,703	71	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	183,983	156,731	(1,773)	82,863
Investments, from affiliated issuers	–	(12,575)	–	–
Foreign currency related transactions	(1,012)	448	–	–
Net increase in net assets resulting from operations	191,497	203,941	96,397	173,574
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(4,872)	(2,818)	(16,282)	(31,811)
Advisor Shares	(3,108)	(1,461)	(42,305)	(56,920)
Institutional Shares	(8,504)	(3,594)	(496)
Net realized gains on investment transactions:
Investor Shares	(14,632)	(43,889)	(1,365)	(1,721)
Advisor Shares	(8,179)	(11,719)	(3,041)	(2,208)
Institutional Shares	(19,874)	(26,885)	(6)
Total distributions paid to shareholders	(59,169)	(90,366)	(63,495)	(92,660)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	504,641	430,386	329,598	794,028
Total increase in net assets	636,969	543,961	362,500	874,942
Net assets, beginning of period	2,069,267	1,525,306	1,789,001	914,059
Net assets, end of period	$2,706,236	$2,069,267	$2,151,501	$1,789,001
Accumulated undistributed net investment income (loss)	$(317)	$12,682	$(1,610)	$(1,610)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(19,802)	$189,354	$(2,842)	$(318)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(139,846)	(194,516)	48,746	14,861
Investments, from affiliated issuers	(5,058)	(14,393)	–	12,247
Foreign currency related transactions	(5,722)	(2,591)	(285)	244
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	59,730	900,103	(82,694)	(20,319)
Investments, from affiliated issuers	(49,388)	49,388	–	14,920
Foreign currency related transactions	268	–	(7)	10
Net increase (decrease) in net assets resulting from operations	(159,818)	927,345	(37,082)	21,645
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(77,560)	(47,225)	–	(1,285)
Advisor Shares	(38,758)	(18,156)
Institutional Shares	(70,935)	(38,522)	–	–
Net realized gains on investment transactions:
Investor Shares	–	–	(27,861)	(31,795)
Institutional Shares	–	–	(10,687)	–
Total distributions paid to shareholders	(187,253)	(103,903)	(38,548)	(33,080)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(1,964,838)	(2,433,050)	(120,529)	(155,064)
Total decrease in net assets	(2,311,909)	(1,609,608)	(196,159)	(166,499)
Net assets, beginning of period	15,985,475	17,595,083	794,536	961,035
Net assets, end of period	$13,673,566	$15,985,475	$598,377	$794,536
Accumulated undistributed net investment income (loss)	$(20,416)	$186,639	$(3,218)	$(376)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$(30)	$123,528	$(20,429)	$(51,450)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(22,458)	323,011	430,352	628,623
Investments, from affiliated issuers	14,059	(58,105)	–	112,227
Foreign currency related transactions	37,575	(45,667)	58	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,177,888	421,598	(172,518)	69,027
Investments, from affiliated issuers	(429,279)	234,917	–	(107,530)
Foreign currency related transactions	(11,865)	12,996	–	–
Net increase in net assets resulting from operations	765,890	1,012,278	237,463	650,897
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(42,007)	(43,280)	–	–
Advisor Shares	(33,270)	(29,338)	–	–
Institutional Shares	(30,068)	(27,773)	–	–
Net realized gains on investment transactions:
Investor Shares	(120,836)	(263,808)	(243,702)	(558,234)
Advisor Shares	(79,802)	(144,431)	(41,123)	(60,916)
Institutional Shares	(68,145)	(132,236)	(325,841)	(615,647)
Total distributions paid to shareholders	(374,128)	(640,866)	(610,666)	(1,234,797)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	346,692	1,085,464	(481,393)	(172,619)
Total increase (decrease) in net assets	738,454	1,456,876	(854,596)	(756,519)
Net assets, beginning of period	12,075,865	10,618,989	8,067,289	8,823,808
Net assets, end of period	$12,814,319	$12,075,865	$7,212,693	$8,067,289
Accumulated undistributed net investment income (loss)	$(31,942)	$73,433	$(57,093)	$(36,664)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income (loss)	$4,728	$33,034	$(5,515)	$(10,961)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	182,137	187,060	88,077	12,003
Investments, from affiliated issuers	–	(19,253)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	225,751	481,001	(38,953)	172,409
Investments, from affiliated issuers	–	(22,061)	–	–
Net increase in net assets resulting from operations	412,616	659,781	43,609	173,451
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(17,209)	(16,855)	–	–
Advisor Shares	(8,466)	(6,131)	–
Institutional Shares	(7,041)	(8,894)	–	–
Net realized gains on investment transactions:
Investor Shares	(47,996)	(633,415)	(8,357)	(81,079)
Advisor Shares	(20,609)	(132,262)	–
Institutional Shares	(15,243)	(185,540)	(5,632)	(36,970)
Total distributions paid to shareholders	(116,564)	(983,097)	(13,989)	(118,049)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(156,309)	(2,012,842)	(68,271)	(26,140)
Total increase (decrease) in net assets	139,743	(2,336,158)	(38,651)	29,262
Net assets, beginning of period	4,183,602	6,519,760	1,282,522	1,253,260
Net assets, end of period	$4,323,345	$4,183,602	$1,243,871	$1,282,522
Accumulated undistributed net investment income (loss)	$1,687	$29,675	$(13,480)	$(7,965)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Six Months Ended 3/31/2017(1)	Year Ended 9/30/2016
OPERATIONS:
Net investment income	$2,584	$7,541
Net realized gain (loss) on:
Investments, from unaffiliated issuers	60,300	(33,155)
Investments, from affiliated issuers	–	(4,698)
Foreign currency related transactions	(57)	(59)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	23,620	213,568
Investments, from affiliated issuers	–	13,519
Foreign currency related transactions	78	1
Net increase in net assets resulting from operations	86,525	196,717
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(3,087)	(1,731)
Advisor Shares	(1,699)	(5,135)
Institutional Shares	(761)	(1,725)
Net realized gains on investment transactions:
Investor Shares	–	(30,415)
Advisor Shares	–	(44,468)
Institutional Shares	–	(14,645)
Total distributions paid to shareholders	(5,547)	(98,119)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	27,710	(279,682)
Total increase (decrease) in net assets	108,688	(181,084)
Net assets, beginning of period	807,613	988,697
Net assets, end of period	$916,301	$807,613
Accumulated undistributed net investment income	$1,818	$4,781

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

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ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2017(5)	$10.51	(0.02)	0.47	0.45	(0.01)	(0.04)	(0.05)	$10.91
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(6)	$10.00	— (7)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
3/31/2017(5)	$10.54	(0.01)	0.47	0.46	(0.03)	(0.04)	(0.07)	$10.93
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
3/31/2017(5)	$10.56	(0.01)	0.46	0.45	(0.03)	(0.04)	(0.07)	$10.94
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2017(5)	$12.75	(0.01)	0.87	0.86	(0.12)	—	(0.12)	$13.49
9/30/2016*	$9.90	0.19	2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	$12.76
Institutional Shares
3/31/2017(5)	$12.65	(0.01)	0.87	0.86	(0.09)	—	(0.09)	$13.42
9/30/2016*	$9.83	0.03	2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	$12.75
GLOBAL EQUITY FUND
Investor Shares
3/31/2017(5)	$16.54	(0.07)	0.39	0.32	—	—	—	$16.86
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	$13.05
Institutional Shares
3/31/2017(5)	$16.58	(0.05)	0.40	0.35	(0.03)	—	(0.03)	$16.90
9/30/2016(9)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2017(5)	4.34%	$348,506	1.38%	n/a	(0.43)%	27.92%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(6)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
3/31/2017(5)	4.41%	$520,443	1.20%	n/a	(0.26)%	27.92%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(6)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
3/31/2017(5)	4.39%	$344,134	1.11%	n/a	(0.18)%	27.92%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(6)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2017(5)	6.91%	$35,138	1.50%	2.24%	(0.19)%	13.90%
9/30/2016*	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
Institutional Shares
3/31/2017(5)	6.90%	$7,121	1.50%	2.31%	(0.22)%	13.90%
9/30/2016*	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
GLOBAL EQUITY FUND
Investor Shares
3/31/2017(5)	1.93%	$136,195	1.42%	n/a	(0.84)%	57.56%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
Institutional Shares
3/31/2017(5)	2.10%	$117,577	1.15%	n/a	(0.56)%	57.56%
9/30/2016(9)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2017(5)	$21.74	(0.05)	0.89	0.84	—	(0.03)	(0.03)	$22.55
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	$14.27
Advisor Shares
3/31/2017(5)	$21.76	(0.04)	0.89	0.85	—	(0.03)	(0.03)	$22.58
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(10)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
3/31/2017(5)	$21.89	(0.03)	0.90	0.87	—	(0.03)	(0.03)	$22.73
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	$14.29
GLOBAL VALUE FUND
Investor Shares
3/31/2017(5)	$15.30	0.01	1.23	1.24	(0.11)	(0.30)	(0.41)	$16.13
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	$11.58
Advisor Shares
3/31/2017(5)	$15.28	0.03	1.21	1.24	(0.12)	(0.30)	(0.42)	$16.10
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
9/30/2015(10)	$15.60	0.05	(1.17)	(1.12)	—	—	—	$14.48
Institutional Shares
3/31/2017(5)	$15.32	0.03	1.22	1.25	(0.13)	(0.30)	(0.43)	$16.14
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	$14.46
9/30/2012(11)	$10.75	0.01	0.82	0.83	—	—	—	$11.58

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2017(5)	3.90%	$850,565	1.14%	n/a	(0.51)%	16.83%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
Advisor Shares
3/31/2017(5)	3.94%	$242,413	1.03%	n/a	(0.38)%	16.83%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(10)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
3/31/2017(5)	4.01%	$968,077	0.92%	n/a	(0.29)%	16.83%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
GLOBAL VALUE FUND
Investor Shares
3/31/2017(5)	8.27%	$786,007	1.24%	n/a	0.15%	4.92%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
Advisor Shares
3/31/2017(5)	8.32%	$633,225	1.10%	n/a	0.33%	4.92%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(10)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
3/31/2017(5)	8.40%	$1,287,004	1.02%	n/a	0.39%	4.92%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(11)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
3/31/2017(5)	$9.85	0.30	0.19	0.49	(0.30)	(0.02)	(0.32)	—	$10.02
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(12)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
3/31/2017(5)	$9.85	0.31	0.19	0.50	(0.31)	(0.02)	(0.33)	—	$10.02
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(12)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Institutional Shares
3/31/2017(5)(13)	$9.85	0.28	0.20	0.48	(0.29)	(0.02)	(0.31)	—	$10.02
INTERNATIONAL FUND
Investor Shares
3/31/2017(5)	$28.30	(0.06)	(0.03)	(0.09)	(0.30)	—	(0.30)	—	$27.91
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	—	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	—	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	—	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	—	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	—	$23.54
Advisor Shares
3/31/2017(5)	$28.31	(0.03)	(0.04)	(0.07)	(0.37)	—	(0.37)	—	$27.87
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	—	$28.31
9/30/2015(10)	$31.25	0.07	(4.32)	(4.25)	—	—	—	—	$27.00
Institutional Shares
3/31/2017(5)	$28.51	(0.02)	(0.03)	(0.05)	(0.39)	—	(0.39)	—	$28.07
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	—	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	—	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	—	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	—	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	—	$23.70
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2017(5)	$23.17	(0.10)	(0.90)	(1.00)	—	(1.20)	(1.20)	—	$20.97
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	—	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	—	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	—	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	—	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	—	$20.75
Institutional Shares
3/31/2017(5)	$23.18	(0.07)	(0.90)	(0.97)	—	(1.20)	(1.20)	—	$21.01
9/30/2016(14)	$22.54	0.04	0.60	0.64	—	—	—	—	$23.18

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
3/31/2017(5)	5.09%	$518,508	1.01%	n/a	6.06%	42.38%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(12)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
3/31/2017(5)	5.19%	$1,560,745	0.81%	n/a	6.23%	42.38%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(12)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
Institutional Shares
3/31/2017(5)(13)	4.95%	$72,248	1.11%	n/a	5.97%	42.38%
INTERNATIONAL FUND
Investor Shares
3/31/2017(5)	(0.23)%	$5,857,848	1.22%	n/a	(0.43)%	32.96%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
Advisor Shares
3/31/2017(5)	(0.14)%	$2,775,422	1.04%	n/a	(0.21)%	32.96%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(10)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
3/31/2017(5)	(0.11)%	$5,040,296	0.96%	n/a	(0.13)%	32.96%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2017(5)	(3.95)%	$359,947	1.55%	n/a	(0.96)%	46.12%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
Institutional Shares
3/31/2017(5)	(3.81)%	$238,430	1.35%	n/a	(0.67)%	46.12%
9/30/2016(14)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2017(5)	$33.55	(0.03)	2.05	2.02	(0.26)	(0.75)	(1.01)	$34.56
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	$28.72
Advisor Shares
3/31/2017(5)	$33.57	0.02	2.03	2.05	(0.31)	(0.75)	(1.06)	$34.56
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(10)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
3/31/2017(5)	$33.71	0.02	2.04	2.06	(0.33)	(0.75)	(1.08)	$34.69
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	$28.80
MID CAP FUND
Investor Shares
3/31/2017(5)	$41.34	(0.13)	1.39	1.26	—	(3.34)	(3.34)	$39.26
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	$38.80
Advisor Shares
3/31/2017(5)	$41.43	(0.10)	1.40	1.30	—	(3.34)	(3.34)	$39.39
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(10)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
3/31/2017(5)	$44.15	(0.09)	1.49	1.40	—	(3.34)	(3.34)	$42.21
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	$40.27

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2017(5)	6.29%	$4,794,644	1.19%	n/a	(0.17)%	4.75%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
Advisor Shares
3/31/2017(5)	6.40%	$4,581,067	1.02%	n/a	0.11%	4.75%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(10)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
3/31/2017(5)	6.40%	$3,438,608	0.96%	n/a	0.13%	4.75%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
MID CAP FUND
Investor Shares
3/31/2017(5)	3.44%	$2,553,070	1.20%	n/a	(0.70)%	19.36%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
Advisor Shares
3/31/2017(5)	3.53%	$601,473	1.04%	n/a	(0.52)%	19.36%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(10)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
3/31/2017(5)	3.54%	$4,058,150	0.95%	n/a	(0.45)%	19.36%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2017(5)	$21.41	0.02	2.14	2.16	(0.16)	(0.44)	(0.60)	$22.97
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	$21.12
Advisor Shares
3/31/2017(5)	$21.37	0.03	2.14	2.17	(0.18)	(0.44)	(0.62)	$22.92
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(10)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
3/31/2017(5)	$21.40	0.04	2.14	2.18	(0.20)	(0.44)	(0.64)	$22.94
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
9/30/2012(15)	$20.93	0.21	0.01	0.22	—	—	—	$21.15
SMALL CAP FUND
Investor Shares
3/31/2017(5)	$29.93	(0.14)	1.20	1.06	—	(0.33)	(0.33)	$30.66
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	$20.90
Advisor Shares
3/31/2017(5)(16)	$29.23	(0.04)	1.48	1.44	—	—	—	$30.67
Institutional Shares
3/31/2017(5)	$30.19	(0.11)	1.22	1.11	—	(0.33)	(0.33)	$30.97
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70
9/30/2012(17)	$19.62	(0.18)	1.45	1.27	—	—	—	$20.89

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2017(5)	10.23%	$2,175,618	1.19%	n/a	0.14%	11.99%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
Advisor Shares
3/31/2017(5)	10.32%	$1,403,623	1.06%	n/a	0.30%	11.99%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(10)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
3/31/2017(5)	10.37%	$744,104	0.97%	n/a	0.37%	11.99%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(15)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
SMALL CAP FUND
Investor Shares
3/31/2017(5)	3.59%	$459,344	1.23%	n/a	(0.98)%	18.63%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
Advisor Shares
3/31/2017(5)(16)	4.93%	$272,811	1.15%	1.18%	(0.93)%	18.63%
Institutional Shares
3/31/2017(5)	3.73%	$511,716	1.01%	n/a	(0.77)%	18.63%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(17)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2017(5)	$13.10	0.03	1.33	1.36	(0.09)	—	(0.09)	$14.37
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	$11.32
Advisor Shares
3/31/2017(5)	$13.05	0.05	1.31	1.36	(0.08)	—	(0.08)	$14.33
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(10)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
3/31/2017(5)	$13.09	0.05	1.32	1.37	(0.10)	—	(0.10)	$14.36
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35

Footnotes are presented on Page 65.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

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Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2017(5)	10.40%	$456,730	0.97%	n/a	0.50%	28.73%
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%	n/a	0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
Advisor Shares
3/31/2017(5)	10.51%	$361,432	0.84%	n/a	0.69%	28.73%
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
9/30/2015(10)	(13.72)%	$466,702	0.86%	n/a	1.12%	74.07%
Institutional Shares
3/31/2017(5)	10.53%	$98,139	0.78%	n/a	0.70%	28.73%
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%	n/a	1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2017.
(6)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(9)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(10)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(11)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(12)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(13)	For the period from commencement of operations (October 3, 2016) through March 31, 2017.
(14)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(15)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(16)	For the period from commencement of operations (February 1, 2017) through March 31, 2017.
(17)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.
^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

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Financial Highlights (Continued)

*	In the fiscal year ended September 30, 2016, Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

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Notes to Financial Statements – March 31, 2017 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2017, Artisan Partners Funds is a series company comprised of thirteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund” or “Developing World”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	N/A	June 26, 2006
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund” or “International”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001	N/A	April 12, 2016
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006	April 1, 2015	July 26, 2011

The investment objective of each Fund (except Developing World Fund and High Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available,

68	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2013 through 2016) and have concluded that, as of March 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the period ended March 31, 2017, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the

Artisan Partners Funds	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)	Restricted securities – The Funds may invest in securities that are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund’s Schedule of Investments footnotes.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and participation certificates). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2017, Global Opportunities Fund, Global Value Fund and International Value Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized

70	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At March 31, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked securities – Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2017, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to

Artisan Partners Funds	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Prior to February 1, 2016, Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating cash and/or other liquid assets. Unfunded bridge loan commitments do not constitute an investment and, as such, will be treated as off-balance-sheet instruments. During the period, High Income Fund had unfunded loan commitments and at March 31, 2017 the total amount segregated in connection with unfunded commitments was $115,000,000.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience

72	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty,

Artisan Partners Funds	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to

74	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Evaluated prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the closing price on the principal exchange in which the security trades. Absent a current closing price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities

Artisan Partners Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

valued at a current day closing price or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Equity-Linked Securities – Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Equity-linked securities are generally categorized as Level 2.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2017 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$ 289,154	$ -	$ -		$ 289,154
Emerging Asia	425,126	25,756	-		450,882
Europe, Middle East & Africa	117,998	25,637	-		143,635
Latin America	221,666	-	-		221,666
Equity-Linked Securities(1)
Europe, Middle East & Africa	-	7,305	-		7,305
Repurchase Agreement	-	91,601	-		91,601
Total Investments	$1,053,944	$150,299	$ -		$1,204,243
Emerging Markets
Common Stocks(1)
Developed Markets	$ 1,671	$ -	$ -		$ 1,671
Emerging Asia	20,007	-	-	(3)	20,007
Europe, Middle East & Africa	7,005	-	-		7,005
Latin America	7,362	-	-		7,362
Preferred Stocks(1)
Emerging Asia	2,870	-	-		2,870
Europe, Middle East & Africa	841	-	-		841
Latin America	1,405	-	-		1,405
Repurchase Agreement	-	1,580	-		1,580
Total Investments	$ 41,161	$ 1,580	$ -	(3)	$ 42,741

76	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Equity
Common Stocks(1)
Americas	$ 134,776	$ -	$ -		$134,776
Emerging Markets	24,450	-	-		24,450
Europe	72,008	-	-		72,008
Pacific Basin	18,031	-	-		18,031
Repurchase Agreement	-	4,732	-		4,732
Total Investments	$ 249,265	$ 4,732	$ -		$253,997
Global Opportunities
Common Stocks(1)
Americas	$1,178,445	$ -	$ -		$1,178,445
Emerging Markets	128,404	-	-		128,404
Europe	328,250	-	-		328,250
Pacific Basin	312,259	-	-		312,259
Repurchase Agreement	-	94,401	-		94,401
Total Investments	1,947,358	94,401	-		2,041,759
Foreign Currency Forward Contracts(2)	-	(584)	-		(584)
Total	$1,947,358	$ 93,817	$ -		$2,041,175
Global Value
Common Stocks(1)
Americas	$1,257,080	$-	$ -		$1,257,080
Emerging Markets	314,078	-	-		314,078
Europe	773,654	-	-		773,654
Pacific Basin	7,362	-	-		7,362
Repurchase Agreement	-	345,009	-		345,009
Total Investments	2,352,174	345,009	-		2,697,183
Foreign Currency Forward Contracts(2)	-	(721)	-		(721)
Total	$2,352,174	$ 344,288	$ -		$2,696,462
High Income
Corporate Bonds(1)	$ -	$1,571,767	$ -		$1,571,767
Bank Loans(1)	-	434,526	-		434,526
Common Stocks(1)	9,447	-	-		9,447
Preferred Stocks(1)	-	-	4,948		4,948
Corporate Bonds Escrow(1)	-	-	-	(4)	- (4)
Repurchase Agreement	-	110,174	-		110,174
Total Investments	$ 9,447	$2,116,467	$4,948		$2,130,862

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International
Common Stocks(1)
Americas	$ 2,548,221	$ -	$ -	$2,548,221
Emerging Markets	1,201,927	-	-	1,201,927
Europe	6,729,971	-	-	6,729,971
Pacific Basin	2,100,321	-	-	2,100,321
Equity-Linked Securities(1)
Europe	-	322,559	-	322,559
Preferred Stocks(1)
Europe	204,821	-	-	204,821
Repurchase Agreement	-	512,877	-	512,877
Total Investments	$12,785,261	$ 835,436	$ -	$13,620,697
International Small Cap
Common Stocks(1)
Americas	$19,917	$ -	$ -	$19,917
Emerging Markets	61,456	-	-	61,456
Europe	461,660	-	-	461,660
Pacific Basin	34,109	-	-	34,109
Repurchase Agreement	-	21,971	-	21,971
Total Investments	$ 577,142	$ 21,971	$ -	$599,113
International Value
Common Stocks(1)
Americas	$ 1,884,868	$ -	$ -	$1,884,868
Emerging Markets	1,841,066	-	-	1,841,066
Europe	6,823,493	-	-	6,823,493
Pacific Basin	582,330	-	-	582,330
Preferred Stocks(1)
Emerging Markets	61,542	-	-	61,542
Repurchase Agreement	-	1,594,290	-	1,594,290
Total Investments	11,193,299	1,594,290	-	12,787,589
Foreign Currency Forward Contracts(2)	-	(9,763)	-	(9,763)
Total	$11,193,299	$1,584,527	$ -	$12,777,826
Mid Cap
Common Stocks(1)	$ 7,048,110	$ -	$ -	$7,048,110
Repurchase Agreement	-	167,103	-	167,103
Total Investments	$ 7,048,110	$ 167,103	$ -	$7,215,213

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Value
Common Stocks(1)	$3,971,126	$ -	$ -	$3,971,126
Repurchase Agreement	-	380,699	-	380,699
Total Investments	$3,971,126	$ 380,699	$ -	$4,351,825
Small Cap
Common Stocks(1)	$1,162,684	$ -	$ -	$1,162,684
Repurchase Agreement	-	83,053	-	83,053
Total Investments	$1,162,684	$ 83,053	$ -	$1,245,737
Value
Common Stocks(1)	$ 832,514	$ -	$ -	$ 832,514
Preferred Stocks(1)	26,091	-	-	26,091
Repurchase Agreement	-	55,879	-	55,879
Total Investments	$ 858,605	$ 55,879	$ -	$ 914,484

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3) Common stock, valued at $0.
(4) Corporate bonds escrow, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At March 31, 2017, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. There were securities classified as Level 2 at September 30, 2016 due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE. There were no such developments at March 31, 2017, which resulted in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of March 31, 2017 (in thousands):

Transfers from Level 2 to Level 1
Developing World	$ 451,780
Emerging Markets	26,885
Global Equity	58,704
Global Opportunities	610,623
Global Value	902,112
International	6,611,389
International Small Cap	342,258
International Value	8,197,812
Value	54,087

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$ -(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bonds Escrow	$ -(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$4,948	Intrinsic value post reorganization	N/A	N/A

(1)Includes one or more securities valued at $0.

As of March 31, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2016	$ -	(1)	$ -	(1)
Transfers into Level 3	-		-
Net change in unrealized appreciation (depreciation)	-		(1,598)
Purchases	-		6,546	(2)
Sales	-		-
Realized Gain/Loss	-		-
Transfers out of Level 3	-		-

Balance as of March 31, 2017	$ -	(1)	$4,948	(1)

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2017	$ -		$(1,598)

(1)	Includes one or more securities valued at $0.
(2)	Includes escrow shares received at cost of $0.

(5)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following table presents information about the offsetting of derivative instruments and collateral amounts (in thousands):

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Opportunities	State Street Bank and Trust Company	$ 584	$ -	$ -	$ 584
Global Value	State Street Bank and Trust Company	721	-	-	721
International Value	State Street Bank and Trust Company	9,763	-	-	9,763

(6)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares or Advisor Shares of the Funds, some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2017 up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2017 (in thousands):

	Six Months Ended 3/31/2017
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$ 33	$ 310	$ 343
Artisan Developing World Fund - Advisor Shares	31	116	147
Artisan Developing World Fund - Institutional Shares	10	-	10
Artisan Emerging Markets Fund - Investor Shares	31	35	66
Artisan Emerging Markets Fund - Institutional Shares	10	-	10

Artisan Partners Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2017
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Global Equity Fund - Investor Shares	$ 34	$ 155	$ 189
Artisan Global Equity Fund - Institutional Shares	9	-	9
Artisan Global Opportunities Fund - Investor Shares	40	834	874
Artisan Global Opportunities Fund - Advisor Shares	31	66	97
Artisan Global Opportunities Fund - Institutional Shares	10	-	10
Artisan Global Value Fund - Investor Shares	43	825	868
Artisan Global Value Fund - Advisor Shares	32	147	179
Artisan Global Value Fund - Institutional Shares	11	-	11
Artisan High Income Fund - Investor Shares	33	645	678
Artisan High Income Fund - Advisor Shares	34	440	474
Artisan High Income Fund - Institutional Shares	7	-	7
Artisan International Fund - Investor Shares	148	8,181	8,329
Artisan International Fund - Advisor Shares	138	878	1,016
Artisan International Fund - Institutional Shares	14	-	14
Artisan International Small Cap Fund - Investor Shares	40	479	519
Artisan International Small Cap Fund - Institutional Shares	6	-	6
Artisan International Value Fund - Investor Shares	54	5,825	5,879
Artisan International Value Fund - Advisor Shares	105	1,030	1,135
Artisan International Value Fund - Institutional Shares	12	-	12
Artisan Mid Cap Fund - Investor Shares	59	3,510	3,569
Artisan Mid Cap Fund - Advisor Shares	32	149	181
Artisan Mid Cap Fund - Institutional Shares	15	-	15
Artisan Mid Cap Value Fund - Investor Shares	73	2,594	2,667
Artisan Mid Cap Value Fund - Advisor Shares	35	347	382
Artisan Mid Cap Value Fund - Institutional Shares	10	-	10
Artisan Small Cap Fund - Investor Shares	49	772	821
Artisan Small Cap Fund - Advisor Shares	6	-	6
Artisan Small Cap Fund - Institutional Shares	10	-	10
Artisan Value Fund - Investor Shares	38	513	551
Artisan Value Fund - Advisor Shares	32	90	122
Artisan Value Fund - Institutional Shares	10	-	10

(7)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2017 as follows (in thousands):

Developing World	$3
Emerging Markets	-	(1)
Global Equity	1
Global Opportunities	19
Global Value	-
International	35
International Small Cap	1
International Value	-
Mid Cap	26
Mid Cap Value	71
Small Cap	4
Value	15

(1) Amount rounds to less than $1.

(8)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2017 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(584)
Global Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(721)
International Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(9,763)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2017 was as follows (in thousands):

Amount of Realized Gain on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$6,686
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$1,761
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$38,407

Artisan Partners Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Change in Unrealized Depreciation on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(490)
Global Value	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(1,147)
International Value	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(12,871)

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at March 31, 2017
Global Opportunities	1	1	1
Global Value	3	3	3
International Value	5	4	3

(1)	During the period ended March 31, 2017.

(9)	Related Party Transactions:

(a) Investment Advisory Agreement—The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2017. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Developing World Fund and Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(b) Expense Waivers and Reimbursements—The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through January 31, 2018, at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2017 (dollar values in thousands):

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Artisan Developing World Fund - Investor Shares	1.50%	$-
Artisan Developing World Fund - Advisor Shares	1.40%	-
Artisan Developing World Fund - Institutional Shares	1.40%	-
Artisan Emerging Markets Fund - Investor Shares	1.50%	114
Artisan Emerging Markets Fund - Institutional Shares	1.50%	27
Artisan Global Equity Fund - Investor Shares	1.50%	-
Artisan Global Equity Fund - Institutional Shares	1.50%	-
Artisan Global Opportunities Fund - Advisor Shares	1.10%	-
Artisan Global Value Fund - Advisor Shares	1.20%	-
Artisan High Income Fund - Investor Shares	1.25%	-
Artisan High Income Fund - Advisor Shares	1.25%	-
Artisan High Income Fund - Institutional Shares	1.25%	-
Artisan International Fund - Advisor Shares	1.07%	-
Artisan International Value Fund - Advisor Shares	1.06%	-
Artisan Mid Cap Fund - Advisor Shares	1.10%	-
Artisan Mid Cap Value Fund - Advisor Shares	1.09%	-
Artisan Small Cap Fund - Advisor Shares	1.15%	6
Artisan Value Fund - Advisor Shares	0.88%	-

For the period ended March 31, 2017, no operating expenses were reimbursed by the Adviser. The Funds had no receivables from or payables to the Adviser as of March 31, 2017.

(c) Officers and Directors - The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. The compensation paid to directors of the Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $260,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the education committee and the independent chair of the governance and nominating committee each receives an

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

additional $30,000 annually, payable quarterly. If more than seven in-person meetings or four telephonic meetings are held in a calendar year, the board will pay each director an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d) Distribution - Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(10)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of financial institutions, including State Street Bank and Trust Company (“SSB”), as lenders and SSB as administrative agent, that expires in June 2017. Under the line of credit, each Fund can borrow an amount that shall not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all the Funds may not exceed $150 million. The Funds paid a commitment fee at the annual rate of 0.180% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of (i) the current overnight Federal Funds rate (but, in any event, not less than 0.00%) plus 1.25% or (ii) the one month LIBOR rate (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee to SSB, an up-front fee to the lenders and the Funds’ and SSB’s legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2017, there were no borrowings under the line of credit for any of the Funds, except for Global Equity Fund, International Fund and International Small Cap Fund, which had maximum borrowings of approximately $2,850,000, $1,050,000

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and $5,300,000, respectively. Fees and interest expense, if any, related to the line of credit are included in other operating expenses in the Statement of Operations.

(11)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2017 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$ 492,702	$ 254,003
Emerging Markets	7,321	5,141
Global Equity	139,059	147,908
Global Opportunities	482,356	299,626
Global Value	425,649	100,728
High Income	1,077,049	768,369
International	4,522,502	6,984,876
International Small Cap	286,757	447,753
International Value	502,411	643,290
Mid Cap	1,388,992	2,306,842
Mid Cap Value	467,381	813,128
Small Cap	216,520	265,205
Value	246,397	236,268

(12)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2017 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2017.

		As of 9/30/16			Net Realized Gain (Loss)		As of 3/31/17
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
International
	Wirecard AG§	6,298,195	$7,447	$47,137	$(5,058)	$-	5,400,205	$298,993
	Total#		$7,447	$47,137	$(5,058)	$-		$-
International Value
	Arch Capital Group Ltd.§	6,462,064	$7,966	$35,543	$3,593	$-	6,147,386	$582,588
	Panalpina Welttransport Holding AG	2,261,132	12,481	2,290	(754)	-	2,345,615	283,118
	Stanley Electric Co., Ltd.§	9,167,804	-	66,412	26,620	1,075	6,806,804	194,122
	Vesuvius plc	28,706,714	-	73,692	(15,400)	-	13,851,722	90,332
	Total#		$20,447	$177,937	$14,059	$1,075		$373,450

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

@	Net of foreign taxes withheld, if any.
#	Total value as of March 31, 2017 is presented for only those issuers that were affiliates as of March 31, 2017.
§	Issuer was no longer an affiliate as of March 31, 2017.

(13)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2017 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$ 1,044,413	$ 170,301	$ (10,471)	$ 159,830
Emerging Markets	39,885	11,346	(8,490)	2,856
Global Equity	221,797	36,785	(4,585)	32,200
Global Opportunities	1,576,796	473,553	(8,590)	464,963
Global Value	2,345,896	471,439	(120,152)	351,287
High Income	2,098,337	63,066	(30,541)	32,525
International	11,784,893	1,957,825	(122,021)	1,835,804
International Small Cap	534,743	89,379	(25,009)	64,370
International Value	10,527,968	2,965,983	(706,362)	2,259,621
Mid Cap	5,369,671	1,882,442	(36,900)	1,845,542
Mid Cap Value	3,066,851	1,326,979	(42,005)	1,284,974
Small Cap	783,666	469,076	(7,005)	462,071
Value	754,738	180,771	(21,025)	159,746

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2017 and the year ended September 30, 2016 were as follows (in thousands):

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$5,340	$ 67	$ -	$ -
Emerging Markets	335	-	-	-
Global Equity	186	-	5,313	1,549

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Global Opportunities	$-	$2,935	$2,530	$8,827
Global Value	25,778	33,391	10,008	80,358
High Income	63,495	-	92,447	213
International	187,253	-	103,903	-
International Small Cap	-	38,548	1,554	31,526
International Value	133,521	240,607	100,391	540,475
Mid Cap	-	610,666	-	1,234,797
Mid Cap Value	39,080	77,484	31,880	951,217
Small Cap	-	13,989	-	118,049
Value	5,547	-	8,634	89,485

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2016. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2016.

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Additional tax information as of and for the year ended September 30, 2016 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$ 5,144	$ -	$ -	$ -	$(1,496)
Emerging Markets	335	-	-	-	(10)
Global Equity	186	-	15,762	-	(12)
Global Opportunities	-	2,928	-	8,062	(115)
Global Value	25,478	33,377	-	-	(53)
High Income	2,679	-	-	-	(1,608)
International	187,214	-	-	-	(2,838)
International Small Cap	-	13,080	-	350	(109)
International Value	133,491	240,580	-	-	(3,012)
Mid Cap	-	468,063	-	36,574	(90)
Mid Cap Value	29,750	67,617	-	-	(223)
Small Cap	-	4,959	-	7,951	(13)
Value	4,792	-	26,493	-	(425)

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2016 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

As of September 30, 2016, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover. Developing World Fund utilized previous year capital loss carryovers of $954.

Fund	Unlimited – ST	Unlimited –LT
Emerging Markets	$ 6,324	$130,671	(1)
Global Equity	2,336	-
International	523,998	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,815, pursuant to IRC Section 382-383.

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(14)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,552,658	$106,093	25,510,958	$235,668
Advisor Shares	18,744,451	190,990	27,577,662	257,536
Institutional Shares	6,505,189	67,531	23,398,700	207,318
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	128,759	1,248	-	-
Advisor Shares	220,530	2,139	-	-
Institutional Shares	180,951	1,757	-	-
Cost of shares redeemed(1)
Investor Shares	(4,047,641)	(41,553)	(2,654,618)	(25,741)
Advisor Shares	(3,683,065)	(37,231)	(2,177,959)	(20,029)
Institutional Shares	(1,541,465)	(16,289)	(1,857,381)	(17,762)
Net increase from fund share transactions
Investor Shares	6,633,776	65,788	22,856,340	209,927
Advisor Shares	15,281,916	155,898	25,399,703	237,507
Institutional Shares	5,144,675	52,999	21,541,319	189,556
Redemption Fee(2)
Investor Shares	-	-	-	3
Advisor Shares	-	-	-	11
Institutional Shares	-	-	-	8

	EMERGING MARKETS
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	507,441	$6,448	556,699	$6,394
Institutional Shares	28,343	359	442,477	4,804
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	24,100	285	-	-
Institutional Shares	4,031	47	-	-
Cost of shares redeemed(1)
Investor Shares	(289,874)	(3,661)	(501,250)	(5,560)
Institutional Shares	(19,880)	(246)	(2,770,213)	(26,660)
Net increase (decrease) from fund share transactions
Investor Shares	241,667	3,072	55,449	834
Institutional Shares	12,494	160	(2,327,736)	(21,856)
Redemption Fee(2)
Investor Shares	-	-	-	- (3)
Institutional Shares	-	-	-	- (3)

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL EQUITY
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,196,019	$19,564	3,634,815	$57,870
Institutional Shares(4)	209,787	3,402	7,405,905	121,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	279,484	4,536
Institutional Shares(4)	11,717	186	125,405	2,035
Cost of shares redeemed(1)
Investor Shares	(1,933,132)	(31,143)	(13,938,823)	(220,239)
Institutional Shares(4)	(1,968)	(31)	(792,296)	(12,721)
Net increase (decrease) from fund share transactions
Investor Shares	(737,113)	(11,579)	(10,024,524)	(157,833)
Institutional Shares(4)	219,536	3,557	6,739,014	110,318
Redemption Fee(2)
Investor Shares	-	-	-	15
Institutional Shares(5)	-	-	-	3

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,082,987	$173,415	11,034,782	$216,158
Advisor Shares	3,284,304	70,353	8,125,784	153,704
Institutional Shares	6,206,176	135,995	8,347,726	165,431
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	59,404	1,240	234,399	4,660
Advisor Shares	10,718	224	19,955	397
Institutional Shares	59,918	1,259	261,065	5,213
Cost of shares redeemed(1)
Investor Shares	(6,381,652)	(135,920)	(11,806,409)	(222,635)
Advisor Shares	(1,438,869)	(30,728)	(2,215,682)	(41,703)
Institutional Shares	(3,063,663)	(67,452)	(3,442,200)	(68,806)
Net increase (decrease) from fund share transactions
Investor Shares	1,760,739	38,735	(537,228)	(1,817)
Advisor Shares	1,856,153	39,849	5,930,057	112,398
Institutional Shares	3,202,431	69,802	5,166,591	101,838
Redemption Fee(2)
Investor Shares	-	-	-	18
Advisor Shares	-	-	-	2
Institutional Shares	-	-	-	17

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL VALUE
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,644,057	$134,571	16,731,457	$240,631
Advisor Shares	16,850,071	262,209	19,177,721	270,051
Institutional Shares	22,372,502	347,322	30,026,308	435,264
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,261,399	18,946	2,899,237	42,416
Advisor Shares	671,815	10,064	898,964	13,116
Institutional Shares	1,697,055	25,473	1,850,984	27,061
Cost of shares redeemed(1)
Investor Shares	(10,077,565)	(156,164)	(27,881,197)	(398,314)
Advisor Shares	(4,573,466)	(71,485)	(6,524,720)	(93,401)
Institutional Shares	(4,234,673)	(66,295)	(7,289,587)	(106,438)
Net increase (decrease) from fund share transactions
Investor Shares	(172,109)	(2,647)	(8,250,503)	(115,267)
Advisor Shares	12,948,420	200,788	13,551,965	189,766
Institutional Shares	19,834,884	306,500	24,587,705	355,887
Redemption Fee(2)
Investor Shares	-	-	-	11
Advisor Shares	-	-	-	3
Institutional Shares	-	-	-	7

	HIGH INCOME
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	14,489,421	$143,657	49,101,971	$455,138
Advisor Shares	56,655,924	562,334	92,250,798	860,209
Institutional Shares(6)	7,705,847	76,305
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,760,596	17,438	3,331,270	31,441
Advisor Shares	3,593,409	35,618	4,836,987	45,817
Institutional Shares(6)	17,473	174	-	-
Cost of shares redeemed(1)
Investor Shares	(19,798,577)	(196,309)	(41,889,746)	(389,022)
Advisor Shares	(30,699,724)	(304,584)	(22,406,478)	(209,555)
Institutional Shares(6)	(509,511)	(5,035)	-	-
Net increase (decrease) from fund share transactions
Investor Shares	(3,548,560)	(35,214)	10,543,495	97,557
Advisor Shares	29,549,609	293,368	74,681,307	696,471
Institutional Shares(6)	7,213,809	71,444
Redemption Fee(2)
Investor Shares	-	19	-	48
Advisor Shares	-	50	-	75
Institutional Shares(6)	-	1	-	-

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,370,401	$356,201	51,661,914	$1,434,057
Advisor Shares	33,699,871	900,014	47,637,297	1,305,844
Institutional Shares	19,751,855	528,164	33,419,767	935,902
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,689,359	69,278	1,401,879	41,103
Advisor Shares	932,992	23,987	345,252	10,112
Institutional Shares	2,196,282	56,840	993,447	29,297
Cost of shares redeemed(1)
Investor Shares	(86,470,569)	(2,288,586)	(149,318,292)	(4,137,577)
Advisor Shares	(33,347,764)	(874,962)	(40,977,617)	(1,140,807)
Institutional Shares	(27,337,561)	(735,774)	(32,404,078)	(910,981)
Net increase (decrease) from fund share transactions
Investor Shares	(70,410,809)	(1,863,107)	(96,254,499)	(2,662,417)
Advisor Shares	1,285,099	49,039	7,004,932	175,149
Institutional Shares	(5,389,424)	(150,770)	2,009,136	54,218
Redemption Fee(2)
Investor Shares	-	-	-	207
Advisor Shares	-	-	-	56
Institutional Shares	-	-	-	110

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2017		Year Ended(7) 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,474,666	$50,509	5,051,377	$115,977
Institutional Shares	2,411,136	49,406	9,341,916	214,450
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,265,034	24,719	1,255,016	30,070
Institutional Shares	546,362	10,687	-	-
Cost of shares redeemed(1)
Investor Shares	(11,825,966)	(242,668)	(22,185,163)	(508,625)
Institutional Shares	(645,380)	(13,182)	(303,651)	(6,936)
Net increase (decrease) from fund share transactions
Investor Shares	(8,086,266)	(167,440)	(15,878,770)	(362,578)
Institutional Shares	2,312,118	46,911	9,038,265	207,514
Redemption Fee(2)
Investor Shares	-	-	-	8

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,770,211	$388,280	47,088,149	$1,500,660
Advisor Shares	35,833,374	1,177,500	35,011,493	1,121,238
Institutional Shares	10,767,535	356,774	17,411,794	545,932
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,757,493	150,527	8,459,988	275,965
Advisor Shares	2,574,951	81,420	3,361,638	109,589
Institutional Shares	2,800,424	88,857	4,580,121	149,816
Cost of shares redeemed(1)
Investor Shares	(41,736,681)	(1,374,538)	(51,914,531)	(1,660,103)
Advisor Shares	(11,221,652)	(370,108)	(18,209,215)	(584,652)
Institutional Shares	(4,587,583)	(152,020)	(11,395,479)	(372,981)
Net increase (decrease) from fund share transactions
Investor Shares	(25,208,977)	(835,731)	3,633,606	116,522
Advisor Shares	27,186,673	888,812	20,163,916	646,175
Institutional Shares	8,980,376	293,611	10,596,436	322,767
Redemption Fee(2)
Investor Shares	-	-	-	51
Advisor Shares	-	-	-	29
Institutional Shares	-	-	-	26

	MID CAP
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,114,356	$158,298	12,274,626	$483,930
Advisor Shares	7,142,247	275,329	5,531,740	215,168
Institutional Shares	7,265,427	302,127	20,866,664	865,759
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,401,868	239,878	13,498,668	548,721
Advisor Shares	1,065,775	40,052	1,454,647	59,204
Institutional Shares	6,589,481	265,293	11,820,328	512,175
Cost of shares redeemed
Investor Shares	(23,673,450)	(912,295)	(35,594,332)	(1,405,056)
Advisor Shares	(3,693,357)	(142,072)	(5,940,104)	(233,998)
Institutional Shares	(17,147,151)	(708,003)	(28,782,660)	(1,218,522)
Net increase (decrease) from fund share transactions
Investor Shares	(13,157,226)	(514,119)	(9,821,038)	(372,405)
Advisor Shares	4,514,665	173,309	1,046,283	40,374
Institutional Shares	(3,292,243)	(140,583)	3,904,332	159,412

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,901,801	$155,087	21,012,810	$421,158
Advisor Shares	22,240,636	502,204	31,045,727	624,233
Institutional Shares	4,401,092	98,860	9,468,071	192,098
Net assets of shares issued in connection with reorganization (Note 15)
Investor Shares	-	-	7,811,036	158,252
Advisor Shares	-	-	-	-
Institutional Shares	-	-	1,132,957	22,942
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,721,981	59,258	30,822,218	608,122
Advisor Shares	1,278,251	27,751	6,940,383	136,656
Institutional Shares	930,551	20,221	9,166,146	180,573
Cost of shares redeemed
Investor Shares	(27,788,638)	(621,405)	(142,312,936)	(2,880,371)
Advisor Shares	(10,284,018)	(229,956)	(32,185,555)	(652,584)
Institutional Shares	(7,532,931)	(168,329)	(40,692,466)	(823,921)
Net increase (decrease) from fund share transactions
Investor Shares	(18,164,856)	(407,060)	(82,666,872)	(1,692,839)
Advisor Shares	13,234,869	299,999	5,800,555	108,305
Institutional Shares	(2,201,288)	(49,248)	(20,925,292)	(428,308)

	SMALL CAP
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,803,843	$52,675	3,529,128	$93,275
Advisor Shares(8)	9,144,343	279,037	-	-
Institutional Shares	2,534,902	75,930	6,619,254	176,255
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	281,769	8,225	2,914,671	79,454
Advisor Shares(8)	-	-	-	-
Institutional Shares	146,960	4,329	975,362	26,764
Cost of shares redeemed
Investor Shares	(12,642,584)	(381,038)	(11,148,753)	(294,375)
Advisor Shares(8)	(249,734)	(7,572)	-	-
Institutional Shares	(3,324,319)	(99,857)	(4,000,656)	(107,513)
Net increase (decrease) from fund share transactions
Investor Shares	(10,556,972)	(320,138)	(4,704,954)	(121,646)
Advisor Shares(8)	8,894,609	271,465	-	-
Institutional Shares	(642,457)	(19,598)	3,593,960	95,506

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	VALUE
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,714,527	$92,488	18,521,071	$226,573
Advisor Shares	8,504,870	118,703	10,882,442	123,696
Institutional Shares	368,072	4,979	1,408,356	15,603
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	227,084	3,036	2,697,247	31,342
Advisor Shares	126,771	1,690	4,281,589	49,538
Institutional Shares	51,982	694	1,334,487	15,480
Cost of shares redeemed
Investor Shares	(10,113,992)	(141,759)	(15,821,093)	(185,610)
Advisor Shares	(2,682,763)	(37,167)	(36,227,623)	(430,315)
Institutional Shares	(1,070,382)	(14,954)	(10,788,989)	(125,989)
Net increase (decrease) from fund share transactions
Investor Shares	(3,172,381)	(46,235)	5,397,225	72,305
Advisor Shares	5,948,878	83,226	(21,063,592)	(257,081)
Institutional Shares	(650,328)	(9,281)	(8,046,146)	(94,906)

(1)	Net of redemption fees.
(2)	Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund.
(3)	Amount rounds to less than $1.
(4)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(5)	For the period from commencement of operations (October 15, 2015) through January 31, 2016. See footnote (2) above.
(6)	For the period from commencement of operations (October 3, 2016) through March 31, 2017.
(7)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(8)	For the period from commencement of operations (February 1, 2017) through March 31, 2017.

(15)	Accounting Pronouncements:

In December 2016, FASB issued Accounting Standards update 2016-19 – Technical Corrections and Improvements (“ASU 2016-19”), which is effective for interim periods for all entities beginning after December 15, 2016. ASU 2016-19 includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. That amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. Although still evaluating the potential impacts of ASU 2016-19 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund’s net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund,

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

(16)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	99

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2017 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016-3/31/2017(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,043.40	$7.03	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.94	1.38%
Advisor Shares
Actual	$1,000.00	$1,044.10	$6.12	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Shares
Actual	$1,000.00	$1,043.90	$5.66	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%

100	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016-3/31/2017(1)	Expense Ratio(2)(3)
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,069.10	$7.74	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Institutional Shares
Actual	$1,000.00	$1,069.00	$7.74	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,019.30	$7.15	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.14	1.42%
Institutional Shares
Actual	$1,000.00	$1,021.00	$5.79	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,039.00	$5.80	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Advisor Shares
Actual	$1,000.00	$1,039.40	$5.24	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Shares
Actual	$1,000.00	$1,040.10	$4.68	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63	0.92%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,082.70	$6.44	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Advisor Shares
Actual	$1,000.00	$1,083.20	$5.71	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Shares
Actual	$1,000.00	$1,084.00	$5.30	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,050.90	$5.16	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%

Artisan Partners Funds	101

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016-3/31/2017(1)	Expense Ratio(2)(3)
Advisor Shares
Actual	$1,000.00	$1,051.90	$4.14	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08	0.81%
Institutional Shares(4)
Actual	$1,000.00	$1,049.50	$5.58	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.08	$5.50	1.11%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$997.70	$6.08	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Advisor Shares
Actual	$1,000.00	$998.60	$5.18	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Shares
Actual	$1,000.00	$998.90	$4.78	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$960.50	$7.58	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80	1.55%
Institutional Shares
Actual	$1,000.00	$961.90	$6.60	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,062.90	$6.12	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,064.00	$5.25	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Institutional Shares
Actual	$1,000.00	$1,064.00	$4.94	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,034.40	$6.09	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%

102	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016-3/31/2017(1)	Expense Ratio(2)(3)
Advisor Shares
Actual	$1,000.00	$1,035.30	$5.28	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Shares
Actual	$1,000.00	$1,035.40	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,102.30	$6.24	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,103.20	$5.56	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Institutional Shares
Actual	$1,000.00	$1,103.70	$5.09	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,035.90	$6.24	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19	1.23%
Advisor Shares(5)
Actual	$1,000.00	$1,049.30	$1.87	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.12	$1.83	1.15%
Institutional Shares
Actual	$1,000.00	$1,037.30	$5.13	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,104.00	$5.09	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Advisor Shares
Actual	$1,000.00	$1,105.10	$4.41	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%
Institutional Shares
Actual	$1,000.00	$1,105.30	$4.09	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%

Artisan Partners Funds	103

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2017.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)

The account value and the expenses paid for High Income Fund – Institutional Shares have been presented for the period from commencement of operations (October 3, 2016) through March 31, 2017. Assuming a six-month period, and the actual account values as of March 31, 2017, and the expenses paid during the period 10/1/2016-3/31/2017 would have been as follows:

	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016-3/31/2017
Artisan High Income Fund
Institutional Shares
Actual	$1,000.00	$1,049.50	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59

(5)

The account value and the expenses paid for Small Cap Fund – Advisor Shares have been presented for the period from commencement of operations (February 1, 2017) through March 31, 2017. Assuming a six-month period, and the actual account values as of March 31, 2017, and the expenses paid during the period 10/1/2016-3/31/2017 would have been as follows:

	Beginning Account Value 10/01/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/01/2016-3/31/2017
Artisan Small Cap Fund
Advisor Shares
Actual	$1,000.00	$1,049.30	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

104	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	105

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

106	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

Not applicable for semiannual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2017 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Not applicable for semiannual reports.

(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and
		(a)(2)(ii)

	(3)	Not applicable.

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 2, 2017

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 2, 2017